UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-7470

HERITAGE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 573-3800

RICHARD K. RIESS, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Avenue, NW

Washington, D.C. 20036

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1.    Reports to Shareholders

Heritage Series Trust

The Intelligent Creation of Wealth

Semiannual Report

(Unaudited) and Investment Performance Review
for the Six-Month Period Ended
April 30, 2003

Heritage
FAMILY OF FUNDS™

Heritage Series Trust

Semiannual Report

May 27, 2003

Dear Valued Shareholders:

We are pleased to provide you with the semiannual report for the seven portfolios (the “Funds”) of the Heritage Series Trust for the six-month reporting period ended April 30, 2003. From November through March weak economic data, a few instances of corporate malfeasance, a Code Orange terror alert, heightened war worries, higher oil prices pushed stock prices lower. In April, better-than-expected first-quarter earnings coupled with a successful conclusion to Operation Iraqi Freedom augmented returns for the Funds as well as the overall market. Below is a more detailed discussion of how each of the Funds performed during the reporting period.

For the six-month reporting period the Heritage Series Trust—Aggressive Growth Fund Class A shares returned +9.34%(a) outperforming its benchmark, the Russell 2000 Growth Index,(b) which returned +7.67%. The fund benefited from its positions in the technology sector including purchases of shares of Amdocs, Comverse Technology, Datastream Systems, Eclipsys Corporation and Vishay Intertechnology. Another strong performer for the fund was Multimedia Games, which reported an increase in revenues of 29% for the six-month period ended March 31, 2003. Outside of the technology sector, Genesco and Laboratory Corporation of America were also up strongly. All of the above-named securities continued to be held in the fund’s portfolio at the end of the reporting period.

Not all investments in the fund fared well. The Aggressive Growth Fund established a position in Tech Data Corporation, but a downgrade by Smith Barney Citigroup on April 30, 2003 (the last day covered in this report) resulted in a decrease in the stock price of more than 8%. As of the date of this letter, a full position in Tech Data remains in the fund and the price of the stock has recovered. The fund also initiated a position in Cadence Design Systems which was sold in early January resulting in a loss to the fund. The fund’s position in Copart, a provider of salvage vehicle auction services, was doubled during the period as the price per share declined.

The fund also realized losses in Mandalay Resort Group, Rockwell Collins, Main Street & Main and Scientific Games which were sold as their price performance weakened during the reporting period.

The Heritage Series Trust—Growth Equity Fund Class A shares returned +3.83%(a) for the reporting period, while its benchmark index, the Standard & Poor’s 500 Composite Stock Price Index,(b) returned +4.47%. The technology, healthcare, financial services, and consumer sectors each contributed positively to performance. In the technology sector, purchases of Cisco, (up more than 30% during the reporting period), and holdings in EMC Corporation, up more than 75% during the reporting period, affected the fund’s performance favorably. Semiconductor stocks including Intel Corporation, Linear Technology, Maxim Integrated, Texas Instruments, Taiwan Semiconductor Manufacturing Company and National Semiconductor Corporation (which was purchased and subsequently divested during the reporting period), were all strong performers for the fund. The software industry underperformed within the technology sector, as Microsoft Corporation and Intuit lagged the market.

The healthcare sector’s contribution to the Growth Equity Fund’s performance benefited from an increase in the price per share of St. Jude Medical, Amgen, Wyeth, and Merck. St. Jude Medical’s growing sales in the Implantable Cardiac Defibrillator market has contributed to strong recent earnings growth. Shares of HCA were weak during the reporting period and detracted from the fund’s performance. The fund added to positions in Baxter and Abbott Labs. Financial services holdings in Travelers Property Casualty, Lehman Brothers, American Express, Citigroup, and Merrill Lynch outperformed the index, while Hartford Financial, Freddie Mac, and American International Group underperformed the index. The fund’s weighting in the group was reduced during the reporting period by selling Lehman Brothers and trimming positions in American International Group

(a)	Total returns are not annualized and include the effect of reinvesting dividends. Performance numbers do not reflect a front-end sales charge or contingent deferred sales charge. Past performance does not guarantee future results. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
(b)	Please refer to inside back cover for index descriptions.

and Citigroup. In the consumer sector, investments in Cendant, Univision, Walt Disney, and Home Depot outperformed, while beverage holdings declined in value. Coca Cola’s price per share declined during the reporting period and was sold. With Anheuser-Busch, the fund continued to build its position despite a slight decline in share price. Also during the reporting period, aerospace/defense name Lockheed Martin and conglomerate SPX Corporation detracted from the performance of the fund. As a reminder, investors often pay higher prices for “growth companies” based upon an expectation that earnings growth will exceed the average of all companies. If earnings expectations are not met, prices may decline due to a contraction in the price earnings ratio in addition to a reduction in the estimated earnings expected.

For the reporting period, Heritage Series Trust—International Equity Fund Class A shares returned +2.38%(a) compared to +2.04% for its benchmark, the Morgan Stanley Capital International Europe, Australia, Far East Index.(b) The outperformance of the fund’s portfolio was due primarily to stock selection. In the United Kingdom, increasing the fund’s positions in telecommunications company, Vodafone and in Royal Bank of Scotland resulted in gains as prices per share increased by more than 20% and 10%, respectively. However, Hilton Group, Regents Inns, and Pearson experienced price declines.

In France, BNP Paribas and OTP Bank, two new additions to the fund during the reporting period, performed well. Doubling the fund’s position in telecommunication equipment maker Alcatel was advantageous, as its price per share during the reporting period rose more than 60%. Oil company Total Fina and construction material producer Lafarge continued to disappoint, but their positions were maintained. In Germany, cosmetic and personal care company Wella performed exceptionally (with a price per share increase of more than 90%) on news that Procter & Gamble had signed an agreement to purchase a controlling interest from the majority voting shareholders. Stada Arzneimittel, one of Europe’s leading companies for non-patented medical products (mainly comprised of generics), rebounded during the period and continues to perform well as of the date of this letter. In Spain, an initial investment position in electric utility Endesa provided positive performance for the fund. UniCredito Italiano, Vinci, Orkla and especially Erste Bank der Oesterreichischen (whose price per share increased more than 35% during the reporting period) were among other continental European companies that substantially rebounded and were top contributors to the fund. The fund continues to hold, and in some cases increase, its position in two Norwegian banks, Sparebanken Midt-Norge and Sparebanken Rogaland, as well as Akzo Nobel, a diversified chemical product manufacturer headquartered in the Netherlands.

The fund portfolio managers continued to increase their positions in Canadian oil companies, which provided positive performance during the reporting period. Price per share of Canadian Natural Resources, EnCana, Petro-Canada and Suncor Energy increased from 12% to 22% from the beginning to end of the reporting period. Maintaining the position in Royal Bank of Canada also helped the fund, as the price per share increased by 19%. Unfortunately, regardless of sector, industry or market-cap, most of the fund’s portfolio investments in Japan decreased in value during this reporting period. While the fund did divest its entire position in Honda Motor Company, the positions in most of the securities invested in Japanese companies were increased during the reporting period. It is important to remember that investments in international securities involve certain risks that differ from the risks of investments in domestic securities. International securities are susceptible to fluctuations in currency exchange rates, political or economic conditions and regulatory requirements that could affect the fund’s return.

The Heritage Series Trust—Mid Cap Stock Fund Class A shares returned +4.28%,(a) slightly outperforming the +3.97% return of the Standard & Poor’s MidCap 400 Index.(b). The top performer for the fund was Doral Financial, whose price per share rose more than 50%. Gains were realized on investments in diversified insurance brokerage company Brown & Brown, computerized online lottery systems operator GTECH Holdings and internet commerce giant USA Interactive. Another top contributor for the Fund was A.O. Smith Corporation

(a)	Total returns are not annualized and include the effect of reinvesting dividends. Performance numbers do not reflect a front-end sales charge or contingent deferred sales charge. Past performance does not guarantee future results. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
(b)	Please refer to inside back cover for index descriptions.

as its price per share rose over 35% during the reporting period. The fund’s performance also benefited from new positions in Delta & Pine Land Company, ITT Educational Services and Liberty Media Corporation.

However, not all new stock selections performed positively. The fund’s investments in Mantech International and Amsurg Corporation penalized returns. Losses were realized on investments in Scientific Games, G&K Services, Salem Communications and Tech Data and the positions were sold. As a reminder, investments in mid cap  companies and especially small cap companies, carry increased risks of business failure and are thus more volatile than larger companies. For example, H&R Block, a mid cap security with more than $7 billion in market capitalization, declined sharply (price per share declined more than 25%) within the first week of the reporting period, due to class action suits brought against it on allegations of misleading investors with regards to its financial results.

During the reporting period, the fund expanded the holdings in the oil and gas industry. Positions in Ensco International, GlobalSantaFe Corporation, Noble Corporation and Rowan Companies were all initiated and subsequently lost value. However, as of the date of this letter, all have substantially rebounded and, with the exception of Noble, all have generated unrealized gains.

For the six-month reporting period the Heritage Series Trust—Small Cap Stock Fund Class A shares returned +3.14%,(a) underperforming the Russell 2000 Index (b) return of +7.55%.

Avid Technologies, with a price per share increase of more than 90%, became a top contributor to the fund’s return. The price per share for Capital Crossing Bank, Iron Mountain, GTECH Holdings, Multimedia Games, Patterson-Uti Energy, Sola International, and John Wiley & Sons continued to increase during the reporting period. Some of last fiscal year’s laggards rebounded during the reporting period and made substantial contributions to the fund’s return. Among these contributors were, Cognex Corporation, Coherent, FactSet Research Systems, Medics Pharmaceutical, NCO Group, Spartech Corporation, and DataStream, whose price per share increased by more than 50%, during the reporting period. After substantial unrealized losses last fiscal year, Eclipsys, Plantronics and Universal Electronics price per share increased more than 85%, 20% and 33%, respectively.

Most notably, Investment Technology’s price per share decreased by more than 60% before it was sold, and Kansas City Southern was sold towards the end of the reporting period as its price per share declined. Both of these securities entered this reporting period with substantial unrealized gains. MCG Capital Corporation’s price per share continued to decrease since last fiscal year and the position was subsequently sold. Positions were maintained in Rayovac, three commercial services companies, Hall Kinion & Associates, SOURCECORP and TeleTech Holdings, even as unrealized losses penalized results. Although the fund has a net unrealized gain in Investors Financial Services and North Fork Bancorporation, the decrease in their price per share during the reporting period of more than 25% and 15%, respectively, impacted the fund’s returns. As a reminder, investments in small cap companies generally involve greater risks than medium- or large-capitalization companies due to their more limited managerial and financial resources. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund’s portfolio. Generally, the smaller the company size, the greater these risks.

While the Heritage Series Trust—Technology Fund’s Class A shares returned +5.43%(a) during the reporting period, it fell short when compared to the Goldman Sachs Technology Index(b) return of +10.29%. The fund’s underperformance of its benchmark index can be attributed primarily to a defensive investment strategy initiated in mid January 2003. This defensive positioning helped the fund’s return for several months. However, during the market rally through the latter part of March and April of 2003, this investment strategy detracted from the

(a)	Total returns are not annualized and include the effect of reinvesting dividends. Performance numbers do not reflect a front-end sales charge or contingent deferred sales charge. Past performance does not guarantee future results. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
(b)	Please refer to inside back cover for index descriptions.

fund’s performance. High cash balances (20% or more of net assets in cash) and the purchase of a put option on the benchmark index, was consistent with the portfolio manager’s view at the time that the market yielded a limited number of attractive investment opportunities within the technology sector.

Positions in the software industry benefited the fund’s performance. Roxio and Vignette Corporation were top performers for the fund. Citrix Systems and Bea Systems, two other top contributors for the fund from the software industry, were sold during November and December 2002 as their price per share continued to increase. Parametric Technology also performed well; one-third of its position was sold during the reporting period, and about another third was sold since the date of this letter. However, the fund’s investment in Activision, an interactive entertainment and leisure software company, penalized results. The fund has maintained its position in the company and its price per share has increased after the company raised its projected revenues for the fourth quarter of its fiscal 2003 year. Outside of the software industry, the fund benefited from its investment in WebMD, as its price per share rose more than 50% during the reporting period. JDS Uniphase bounced back from its lows during October 2002 and closed up over 40% at the end of the reporting period.

The Technology Fund’s return was affected adversely by investments in the semiconductor industry. The price of TriQuint Semiconductor dropped by more than 30% during the reporting period. Integrated Device Technology, a manufacturer of a broad range of high-performance semiconductor products, was sold during the reporting period but not before it negatively impacted the fund’s performance. Outside the semiconductor industry, Merix Corporation and StorageNetworks hurt the fund’s performance. As you are aware, the fund concentrates its investments in the information technology sector. As a result, the fund’s investments are subject to specific sector risk in addition to general market risks.

For the reporting period, the Class A shares of the Heritage Series Trust—Value Equity Fund returned +2.79%(a) as compared to the Russell 1000 Value Index(b) return of +5.25%. Insurance companies Anthem, Travelers Property Casualty, ACE and MBIA (a provider of loan guarantees) all contributed to the fund’s return. With the exception of credit card issuer MBNA, financial service companies, such as Fannie Mae, Citigroup, Goldman Sachs and Merrill Lynch also contributed to the fund’s return. However, the finance sector’s contribution to the fund’s return was reduced by its holdings in the banking industry including Wells Fargo, Regions Financial Corp and Mellon Financial. Positions in Beckman Coulter, a designer and manufacturer of laboratory instruments, were established in November and December and by the end of the reporting period the stock was the top contributor to the fund’s performance. Investments in Dow Chemical and Arrow Electronics were top performers during the period as their price per share increased by more than 25%.

The fund’s investments in the energy sector hurt performance. Positions in Transocean, BP and ChevronTexaco decreased in value; however, as of the date of this letter, their stock prices have rebounded. Investments in the consumer goods sector also impacted negatively on the fund’s performance. The price of Safeway quickly dropped by 17% on April 16, 2003, after the company announced flat first-quarter comparable-store sales and lower earnings. Following a downgrade by Salomon Smith Barney the following day, part of the position was divested and the rest sold off at the end of the reporting period. Jones Apparel Group, a consumer goods designer and marketer of branded apparel, declined by 11% following a press release in February disclosing that a license to market the profitable Lauren brand could expire in 2003 instead of 2006 as originally expected. Several other consumer good stocks such as Kimberly-Clark, CVS Corporation and McDonald’s did not perform well for the fund. Boeing was sold in early April as its price per share had decreased by more than 15%.

We would like to note that Dreman Value Management, L.L.C. was appointed to serve as the new subadviser to the Value Equity Fund, effective June 1, 2003. Dreman Value is an experienced “contrarian” value manager which has been engaged in the money management business since 1977. The firm currently manages in excess of

(a)	Total returns are not annualized and include the effect of reinvesting dividends. Performance numbers do not reflect a front-end sales charge or contingent deferred sales charge. Past performance does not guarantee future results. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
(b)	Please refer to inside back cover for index descriptions.

$6.3 billion as of March 31, 2003. David Dreman, chairman of Dreman Value Management, will serve as the fund’s portfolio manager.

We thank you for your continued investments in the Funds. We are pleased to be given the opportunity to provide to you an account of what occurred in your fund(s) during this reporting period(a). In conjunction with our philosophy, “The Intelligent Creation of Wealth”, it is important that you understand the risks involved in your investments and we urge you to read your prospectus carefully and understand the principal risks involved with each investment in the Heritage Series Trust. Please contact your financial advisor or Heritage Asset Management (800) 421-4184 with any questions you may have.

Sincerely,

Richard K. Riess

President

(a)	The views expressed here are exclusively those of Heritage Asset Management, Inc. They are not meant as investment advice. Although some of the described portfolio holdings were viewed favorably as of the date of this letter, there is no guarantee a fund will continue to hold these securities in the future.

Heritage Series Trust—Aggressive Growth Fund

Investment Portfolio

April 30, 2003

(unaudited)

Shares		Value
Common Stocks—88.7% (a)

Advertising—1.5%
90,000	Catalina Marketing Corporation*	$1,604,700

Aerospace/Defense—3.5%
70,000	Alliant Techsystems, Inc.*	3,760,400

Computers—3.9%
250,000	The Bisys Group, Inc.*	4,220,000

Distribution/Wholesale—3.5%
158,800	Tech Data Corporation*	3,811,200

Electronics—5.9%
161,000	Coherent, Inc.*	3,703,000
215,000	Vishay Intertechnology, Inc.*	2,687,500

		6,390,500

Entertainment—11.2%
278,000	Alliance Gaming Corporation*	4,439,660
88,000	GTECH Holdings Corporation*	2,962,960
35,000	International Game Technology	3,020,500
146,000	Metro-Goldwyn-Mayer Inc.*	1,627,900

		12,051,020

Financial Services—3.0%
50,000	Doral Financial Corporation	2,000,500
11,000	Student Loan Corporation	1,179,310

		3,179,810

Healthcare Products—9.8%
65,000	Boston Scientific Corporation*	2,798,250
50,000	Steris Corporation*	1,135,000
40,000	Varian Medical Systems Inc.	2,154,400
95,000	Zimmer Holdings, Inc.*	4,455,500

		10,543,150

Healthcare Services—4.5%
165,000	Laboratory Corporation of America Holdings*	4,860,900

Insurance—7.4%
55,000	AMBAC Financial Group, Inc.	3,209,250
100,000	Brown & Brown, Inc.	3,577,000
39,000	Willis Group Holdings Ltd.	1,216,410

		8,002,660

Internet—3.2%
45,000	TMP Worldwide Inc.	754,650
90,450	USA Networks, Inc.*	2,708,978

		3,463,628

Leisure Time—4.4%
186,300	Multimedia Games, Inc.*	4,692,897

Shares		Value
Common Stocks (continued)

Memory & Commodity Semiconductors—2.0%
205,000	Integrated Device Technology Inc.*	2,117,650

Oil & Gas—2.1%
195,000	Chesapeake Energy Corporation	1,571,700
20,000	Patterson-UTI Energy, Inc.*	661,800

		2,233,500

Retail—5.1%
205,000	Copart, Inc.*	1,730,200
250,000	Genesco Inc.*	3,750,000

		5,480,200

Software—9.7%
468,000	Datastream Systems, Inc.*	4,090,320
440,000	Eclipsys Corporation*	3,964,400
40,000	Electronic Arts Inc.*	2,370,800

		10,425,520

Telecommunications—8.0%
200,000	Amdocs Ltd.*	3,532,000
60,000	CenturyTel Inc.	1,767,000
250,000	Comverse Technology, Inc.*	3,267,500

		8,566,500

Total Common Stocks (cost $80,226,890)		95,404,235

Repurchase Agreement—14.3% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated April 30, 2003 @ 1.12% to be repurchased at $15,432,480 on May 1, 2003, collateralized by $11,940,000 United States Treasury Bonds, 7.25% due May 15, 2016, (market value $15,768,306 including interest) (cost $15,432,000)		15,432,000

Total Investment Portfolio (cost $95,658,890) (b), 103.0% (a)		110,836,235
Other Assets and Liabilities, net, (3.0%) (a)		(3,252,788)

Net Assets, 100.0%		$107,583,447

*	Non-income producing security.
(a)	Percentages indicated are based on net assets.
(b)	The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $15,177,345 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $17,742,410 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,565,065.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Growth Equity Fund

Investment Portfolio

April 30, 2003

(unaudited)

Shares		Value
Common Stocks—96.0% (a)

Advertising—0.6%
25,200	Omnicom Group, Inc.	$1,559,880

Aerospace/Defense—2.8%
36,000	Boeing Company	982,080
92,950	Lockheed Martin Corporation	4,652,148
37,700	Raytheon Company	1,128,361

		6,762,589

Analog Semiconductors—0.5%
16,300	Linear Technology Corporation	561,861
15,350	Maxim Integrated Products	603,102

		1,164,963

Beverages—2.2%
108,400	Anheuser-Busch Companies, Inc.	5,406,992

Biotechnology—0.8%
30,200	Amgen Inc.*	1,851,562

Broadcasting Services/Programs—1.9%
86,800	Clear Channel Communications, Inc.*	3,394,748
48,450	Fox Entertainment Group, Inc.*	1,230,630

		4,625,378

Commercial Services—2.2%
365,100	Cendant Corporation*	5,213,628

Computers—6.7%
298,100	Dell Computer Corporation*	8,618,071
91,500	EMC Corporation	831,735
35,000	Hewlett-Packard Company	570,500
43,500	International Business Machines Corporation	3,693,150
110,000	Veritas Software Corporation*	2,421,100

		16,134,556

Cosmetics/Personal Care—2.9%
57,250	Colgate-Palmolive Company	3,272,982
41,700	Procter & Gamble Company	3,746,745

		7,019,727

Diversified Manufacturer—6.4%
6,450	3M Company	812,958
264,900	General Electric Company	7,801,305
50,500	SPX Corporation	1,706,900
336,900	Tyco International Ltd.	5,255,640

		15,576,803

Shares		Value
Common Stocks (continued)

Financial Services—7.6%
159,100	American Express Company	6,023,526
101,533	Citigroup Inc.	3,985,170
67,000	Fannie Mae	4,850,130
46,000	Goldman Sachs Group, Inc.	3,491,400
2,650	Lehman Brothers Holdings, Inc.	166,870

		18,517,096

Healthcare Products—8.5%
307,450	Baxter International, Inc.	7,071,350
27,950	Boston Scientific Corporation*	1,203,247
160,350	Johnson & Johnson	9,037,326
51,700	Medtronic, Inc.	2,468,158
17,700	St. Jude Medical, Inc.	928,542

		20,708,623

Healthcare Services—1.1%
31,800	HCA Inc.	1,020,780
19,000	UnitedHealth Group Inc.	1,750,470

		2,771,250

Insurance—1.6%
25,287	American International Group, Inc.	1,465,382
11,500	Hartford Financial Services	468,740
114,116	Travelers Property Casualty Corporation, Class “A”	1,852,103

		3,786,225

Internet—2.0%
26,000	eBay Inc.*	2,412,020
100,000	YAHOO! Inc.*	2,478,000

		4,890,020

Leisure Time—1.0%
91,200	Carnival Corporation	2,516,208

Lodging & Entertainment—1.0%
62,000	Harrah’s Entertainment, Inc.*	2,442,180

Logic Semiconductors—5.5%
474,450	Intel Corporation	8,729,880
243,850	Texas Instruments Inc.	4,508,786

		13,238,666

Memory & Commodity Semiconductors—1.5%
434,525	Taiwan Semiconductor Manufacturing Company, Sponsored ADR*	3,636,974

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Growth Equity Fund

Investment Portfolio

April 30, 2003

(unaudited)

(continued)

Shares		Value
Common Stocks (continued)

Multimedia—5.0%
20,100	Gannett Company	$1,521,972
214,600	The Walt Disney Company	4,004,436
149,350	Viacom, Inc. Class “B”*	6,483,284

		12,009,692

Oil & Gas—1.7%
69,100	BP Amoco PLC, Sponsored ADR	2,663,114
60,250	Ensco International Inc.	1,530,350

		4,193,464

Pharmaceuticals—11.9%
128,500	Abbott Laboratories	5,220,955
48,750	Eli Lilly & Company	3,111,225
119,350	Merck & Company, Inc.	6,943,783
352,820	Pfizer, Inc.	10,849,215
61,200	Wyeth	2,664,036

		28,789,214

Retail—7.5%
298,450	Home Depot, Inc.	8,395,398
39,900	Target Corporation	1,334,256
124,000	Wal-Mart Stores, Inc.	6,983,680
47,300	Wendy’s International, Inc.	1,373,592

		18,086,926

Software—7.3%
222,000	BEA Systems Inc.*	2,377,620
56,200	First Data Corporation	2,204,726
513,800	Microsoft Corporation	13,137,866

		17,720,212

Telecommunications—3.6%
574,400	Cisco Systems, Inc.*	8,638,976

Shares		Value
Common Stocks (continued)

Television, Cable & Radio—1.3%
33,500	Hispanic Broadcasting Corporation*	859,275
74,650	Univision Communications, Inc. Class “A”*	2,260,403

		3,119,678

Transportation—0.9%
36,100	United Parcel Service, Inc., Class “B”	2,242,532

Total Common Stocks (cost $203,097,047)		232,624,014

Repurchase Agreement—3.2% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated April 30, 2003 @ 1.12% to be repurchased at $7,805,243 on May 1, 2003, collateralized by $6,040,000 United States Treasury Bonds, 7.25% due May 15, 2016, (market value $7,976,597 including interest, cost $7,805,000)		7,805,000

Total Investment Portfolio (cost $210,902,047) (b), 99.2% (a)		240,429,014
Other Assets and Liabilities, net, 0.8% (a)		1,836,913

Net Assets, 100.0%		$242,265,927

*	Non-income producing security.
(a)	Percentages indicated are based on net assets.
(b)	The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $29,526,967 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $30,466,588 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $939,621.

ADR	— American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—International Equity Fund

Investment Portfolio

April 30, 2003

(unaudited)

Shares		Value

Common Stocks—77.4% (a)

Australia—2.2%
35,648	Alumina Ltd.	$ 97,335
45,158	BHP Billiton Ltd.	255,653
18,780	News Corp Ltd.	133,840
66,554	WMC Resources Ltd.*	166,718

		653,546

Austria—3.1%
8,279	Erste Bank der Oesterreichischen Sparkassen AG	656,304
1,997	OMV Aktiengesellschaft	240,254

		896,558

Brazil—0.2%
3,500	Companhia De Bebidas Das Americas, Sponsored ADR	69,615

Canada—4.0%
6,818	Canadian Natural Resources Ltd.	227,267
13,879	EnCana Corporation	454,987
6,048	Petro-Canada	199,365
2,133	Royal Bank of Canada	88,949
11,943	Suncor Energy Inc.	196,468

		1,167,036

Czech—2.5%
10,507	Komercni Banka, AS	733,299

Denmark—0.7%
7,722	Danske Bank AS	148,806
2,040	TDC AS	50,829

		199,635

Finland—3.1%
34,644	Fortum Oyj	249,069
6,915	Huhtamaki Oyj	73,837
5,560	M-Real Oyj, Series “B”	43,827
5,881	Nokia Oyj	99,685
10,330	Stora Enso Oyj	112,497
21,680	UPM – Kymmene Corporation	317,549

		896,464

Shares		Value

Common Stocks (continued)

France—14.2%
5,681	Accor SA	187,572
25,083	Alcatel SA	205,853
5,436	Autoroutes du Sud de la France*	148,911
4,850	Aventis SA	246,791
3,734	AXA Societe Anonyme	56,822
9,345	BNP Paribas	439,470
8,811	Bouygues	215,947
1,404	Carrefour SA	61,176
1,471	Groupe Danone	208,551
1,564	Lafarge SA	105,272
81,875	OTP BANK*	880,657
2,376	Peugeot SA	111,418
2,789	Remy Cointreau	80,610
7,175	Societe Generale	439,626
3,678	Total Fina Elf SA	483,204
1,798	Valeo SA	51,606
3,583	Vinci SA	233,759

		4,157,245

Germany—4.5%
1,195	Altana AG	58,950
10,265	Bayerische Hypo- und Vereinsbank AG	136,924
6,798	Bayerische Motoren Werke AG	227,037
1,108	DaimlerChrysler AG	35,803
1,196	Deutsche Bank AG	61,968
5,216	Deutsche Telekom AG	69,868
5,258	Fraport AG	105,175
1,881	Heidelberger Druckmaschinen AG	35,123
1,043	Henkel KGaA	59,452
2,485	K+S AG	53,208
2,023	Linde AG	76,362
1,221	Siemens AG	60,984
3,254	Stada Arzneimittel AG	170,636
1,679	Wella AG	171,115

		1,322,605

Greece—0.2%
5,444	Hellenic Telecommunications Organization SA	58,556

Hungary—0.8%
4,617	Egis Gyogyszergyar Reszvnytarsas AG	162,737
19,300	Matav	76,191

		238,928

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—International Equity Fund

Investment Portfolio

April 30, 2003

(unaudited)

(continued)

Shares		Value

Common Stocks (continued)

Indonesia—0.1%
488,500	Indofood Sukses Makmur Tbk PT	$ 40,833

Ireland—0.5%
5,733	Allied Irish Banks PLC	88,459
4,106	Bank of Ireland	50,730

		139,189

Italy—4.0%
11,820	Banco Popolare di Verona e Novara Scrl	160,838
108,022	Cassa di Risparmio di Firenze SPA	137,689
32,189	ENI-Ente Nazionale Idrocarburi SPA	459,599
40,002	Snam Rete Gas SpA	145,360
59,380	UniCredito Italiano SPA	260,260

		1,163,746

Japan—3.2%
15	Fuji Television Network Inc.	53,032
2,786	Ito-Yokado Company, Ltd	65,626
8,338	Kao Corporation	152,294
23,550	Nissan Motor Company Ltd.	180,956
12,294	Nomura Holdings Inc.	121,928
12,402	Shiseido Company, Ltd.	113,418
1,649	Takeda Chemical Industries Ltd.	60,515
15,000	Tokyo Broadcasting System Inc.	176,226

		923,995

Netherlands—4.0%
7,100	ABN AMRO Holding NV	120,189
3,317	Akzo Nobel NV	73,878
2,731	Grolsch NV	61,071
3,523	Heijmans NV	63,025
3,151	Heineken NV	117,215
19,919	ING Groep NV	324,050
31,798	Koninklijke KPN NV*	211,898
2,734	Koninklijke Philips Electronics NV	50,958
4,831	Koninklijke Volker Wessels Stevin NV	111,002
2,705	TPG NV	42,282

		1,175,568

Shares		Value

Common Stocks (continued)

Norway—3.9%
14,997	DNB Holding ASA	71,628
9,303	Gjensidige NOR ASA	322,603
5,043	Norsk Hydro ASA	213,459
11,870	Orkla ASA	207,083
3,360	Sparebanken Midt-Norge	64,864
5,134	Sparebanken Rogaland	131,781
7,282	Statoil ASA	57,793
21,297	Telenor Group ASA	85,273

		1,154,484

Poland—3.2%
5,087	Agora SA*	54,361
27,965	Bank Pekao SA*	626,246
12,084	Bank Zachodni WBK SA*	186,735
1,472	Budimex SA*	9,754
19,494	Telekomunikacja Polska SA*	65,610

		942,706

Portugal—0.2%
37,052	Electricidade de Portugal SA	67,113

Romania—0.3%
183,302	Romanian Development Bank*	99,129

Russia—0.8%
21,100	Sun Interbrew Ltd., Sponsored GDR*	79,269
3,300	Surgutneftegaz, sponsored ADR	64,515
4,800	Wimm-Bill-Dann Foods OJSC, Sponsored ADR*	88,080

		231,864

Spain—4.8%
1,730	Acerinox SA	64,587
5,181	Aurea Concesiones de Infraestructuras SA	144,822
17,640	Banco Bilbao Vizcaya Argentaria, SA	177,904
24,651	Banco Santander Central Hispano SA	194,039
21,247	Endesa SA	301,942
3,555	Grupo Dragados SA	68,049
4,235	Grupo Empresarial ENCE SA	72,164
3,889	Grupo Ferrovial SA	103,402
16,450	Iberdrola SA	265,407

		1,392,316

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—International Equity Fund

Investment Portfolio

April 30, 2003

(unaudited)

(continued)

Shares		Value

Common Stocks (continued)

Sweden—1.1%
25,500	Skandia AB	$ 73,397
5,451	Svenska Cellulosa AB, Class “B”	184,730
15,200	TeliaSonera AB	54,115

		312,242

Switzerland—3.7%
14,036	Compagnie Financiere Richemont AG	207,730
117	Givaudan SA	45,340
400	Holcim Ltd.	75,142
963	Nestle SA	196,545
8,591	Novartis AG	339,264
1,034	Syngenta AG	53,427
3,214	UBS AG	152,664

		1,070,112

United Kingdom—12.1%
17,115	Abbey National PLC	121,688
12,398	Acambis PLC*	56,519
3,800	ARM Holdings PLC, Sponsored ADR*	11,704
8,679	Associated British Foods PLC	74,756
46,209	BP PLC	293,067
15,492	Diageo PLC	171,975
7,826	Gallaher Group PLC	74,170
20,130	GlaxoSmithKline PLC	403,775
71,566	Hilton Group PLC	175,144
1	Intercontinental Hotels Group PLC*	4
9,030	Lloyds TSB Group PLC	59,437
1	Mitchells & Butlers PLC*	2
34,782	Pearson PLC	290,139
7,284	Reckitt Benckiser PLC	128,570
26,250	Regent Inns PLC	30,651
7,137	Royal Bank of Scotland Group PLC	187,336
7,333	SABMiller PLC	50,554
11,572	Scottish & Southern Energy PLC	119,019
11,882	Standard Chartered PLC	132,660
48,134	Tesco PLC	152,446
18,296	Unilever PLC	179,982
414,947	Vodafone Group PLC	819,704

		3,533,302

Total Common Stocks (cost $22,273,386)		22,640,086

Shares		Value
Preferred Stocks—0.8% (a)

Germany—0.8%
1,756	Henkel KGaA	114,230
4,241	Volkswagen AG	108,352

Total Preferred Stocks (cost $241,263)		222,582

Investment Companies—8.9% (a)

Ireland—4.2%
46,541	Euro STOXX 50 LDRS (b)	1,230,687

Japan—2.5%
109,371	Nomura ETF (b)	739,366

Netherlands—0.4%
2,050	Rodamco Europe NV (c)	99,821

United States—1.8%
10,700	iShares S&P Europe 350 Index Fund (b)	524,193

Total Investment Companies (cost $2,590,088)		2,594,067

Total Investment Portfolio excluding repurchase agreement (cost $25,104,737)		25,456,735

Repurchase Agreement—14.5% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated April 30, 2003 @ 1.12% to be repurchased at $4,240,132 on May 1, 2003, collateralized by $3,950,000 United States Treasury Bonds, 5.375% due February 15, 2031, (market value $4,344,581 including interest) (cost $4,240,000)		4,240,000

Total Investment Portfolio (cost $29,344,737) (d), 101.6% (a)		29,696,735
Other Assets and Liabilities, net, (1.6%) (a)		(455,078)

Net Assets, 100.0%		$29,241,657

*	Non-income producing security.
(a)	Percentages indicated are based on net assets.
(b)	Exchange-traded funds.
(c)	Closed-end fund.
(d)	The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $351,998 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $1,626,000 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,274,002.

ADR	— American Depository Receipt.
GDR	— Global Depository Receipt.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—International Equity Fund

Investment Portfolio

April 30, 2003

(unaudited)

(continued)

Industry Diversification	Value	% of Net Assets
Agriculture	$74,170	0.3%
Auto Manufacturers	663,565	2.3%
Auto Parts & Equipment	51,606	0.2%
Banks	5,729,623	19.6%
Beverages	630,309	2.2%
Building Materials	180,415	0.6%
Chemicals	225,853	0.8%
Commercial Services	1,174,390	4.0%
Cosmetics/Personal Care	436,827	1.5%
Diversified Manufacturer	274,443	0.9%
Electric	753,480	2.6%
Electronics	50,958	0.2%
Engineering & Construction	986,475	3.4%
Entertainment	175,144	0.6%
Financial Services	444,531	1.5%
Food	1,209,452	4.1%
Forest Products & Paper	730,767	2.5%
Gas	145,360	0.5%
Household Products	302,252	1.0%
Insurance	454,269	1.6%
Investment Companies	2,594,067	8.9%
Iron/Steel	64,587	0.2%
Lodging	187,576	0.6%
Logic Semiconductors	11,704	0.0%
Machinery	35,123	0.1%
Mining	519,706	1.8%
Multimedia	600,205	2.1%
Oil & Gas	2,925,588	10.0%
Packaging & Containers	73,837	0.3%
Pharmaceuticals	1,499,187	5.1%
Printing & Publishing	54,361	0.2%
Retail	304,009	1.0%
Telecommunications	1,797,582	6.1%
Television, Cable & Radio	53,032	0.2%
Transportation	42,282	0.1%

Total Investments	$25,456,735	87.1%

Open Forward Foreign Currency Contracts

April 30, 2003

(unaudited)

Contract To Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation/ (Depreciation)
CZK	28,848,430	USD	1,025,812	05/27/03	$(47,950)
USD	73,806	HUF	16,288,885	05/05/03	224

Net Unrealized Depreciation					$(47,726)

CZK	— Czech Koruna
USD	— United States Dollar
HUF	— Hungarian Forint

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Mid Cap Stock Fund

Investment Portfolio

April 30, 2003

(unaudited)

Shares		Value
Common Stocks—95.0% (a)

Advertising—1.0%
98,650	Getty Images, Inc.*	$ 3,339,302

Aerospace/Defense—1.2%
77,800	Alliant Techsystems, Inc.*	4,179,416

Agriculture—1.4%
209,125	Delta & Pine Land Company	4,864,248

Broadcasting Services/Programs—2.1%
630,000	Liberty Media Corporation, Class “A”*	6,930,000

Chemicals—2.2%
176,400	Airgas Inc.*	3,568,572
124,000	International Flavors & Fragrances Inc.	3,940,720

		7,509,292

Commercial Services—14.2%
205,000	Arbitron Inc.	6,982,300
75,000	Education Management Corporation*	3,661,500
245,500	First Health Group Corporation*	6,149,775
36,200	FTI Consulting, Inc.*	1,638,050
228,375	Hewitt Associates Inc., Class “A”*	6,328,271
491,950	Interactive Data Corporation*	7,871,200
120,215	ITT Educational Services, Inc.	3,546,342
39,000	Moody's Corporation	1,883,310
236,740	Viad Corporation	4,760,841
254,880	Watson Wyatt & Company Holdings*	5,199,552

		48,021,141

Computers—2.9%
36,500	Affiliated Computer Services Inc.*	1,741,050
120,000	Intergraph Corporation*	2,448,000
55,000	Logitech International SA*	2,006,950
215,000	The Bisys Group, Inc.*	3,629,200

		9,825,200

Cosmetics/Personal Care—1.3%
86,000	Alberto-Culver Company	4,238,080

Distribution/Wholesale—1.1%
157,000	Tech Data Corporation*	3,768,000

Diversified Manufacturer—3.2%
160,100	A.O. Smith Corporation	4,774,182
115,600	Pentair Inc.	4,455,224
55,000	Roper Industries Inc.	1,682,450

		10,911,856

Shares		Value
Common Stocks (continued)

Electrical Components & Equipment—1.0%
92,800	AMETEK, Inc.	3,498,560

Electronics—3.8%
75,800	Amphenol Corporation Class “A”*	3,357,182
177,950	Orbotech Ltd.	2,445,033
223,865	Tektronix, Inc.	4,201,946
226,500	Vishay Intertechnology, Inc.*	2,831,250

		12,835,411

Entertainment—2.3%
85,400	Argosy Gaming Company*	1,739,598
127,875	GTECH Holdings Corporation*	4,305,551
82,225	Penn National Gaming, Inc.*	1,605,854

		7,651,003

Financial Services—3.3%
87,200	Charter Municipal Mortgage Acceptance Company	1,661,160
150,000	Doral Financial Corporation	6,001,500
123,500	Federated Investors, Inc., Class “B”	3,370,315

		11,032,975

Food—1.2%
109,500	The J. M. Smucker Company	3,972,660

Healthcare Products—9.5%
112,000	American Medical Systems Holdings, Inc.*	1,777,440
111,100	Dentsply International Inc.	4,160,695
201,000	Edwards Lifesciences Corporation*	5,802,870
47,000	Idexx Laboratories Inc.*	1,833,000
107,465	Patterson Dental Company*	4,316,869
197,900	Steris Corporation*	4,492,330
82,000	Varian Medical Systems Inc.	4,416,520
71,700	Zimmer Holdings, Inc.*	3,362,730
61,800	Zoll Medical Corporation*	1,996,140

		32,158,594

Healthcare Services—1.2%
203,950	Manor Care Inc.*	3,966,828

Household Products—0.5%
64,000	Central Garden and Pet Company*	1,550,720

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Mid Cap Stock Fund

Investment Portfolio

April 30, 2003

(unaudited)

(continued)

Shares		Value
Common Stocks (continued)

Insurance—10.7%
106,200	AFLAC Inc.	$3,473,802
95,500	AMBAC Financial Group, Inc.	5,572,425
20,500	American National Insurance	1,640,000
45,800	Brown & Brown, Inc.	1,638,266
114,800	Hilb Rogal & Hamilton Company	4,081,140
116,500	Mercury General Corporation	5,126,000
150,600	Platinum Underwriters Holdings Ltd.	3,983,370
74,600	RenaissanceRe Holdings Ltd.	3,304,034
138,000	RLI Corporation	4,077,900
57,300	Stancorp Financial Group	3,077,010

		35,973,947

Internet—1.8%
204,012	USA Interactive*	6,110,159

Lodging—0.6%
80,750	Kerzner International Ltd.*	1,866,940

Machinery—1.8%
39,000	Briggs & Stratton	1,760,460
65,420	Zebra Technologies Corporation, Class “A”*	4,361,551

		6,122,011

Miscellaneous Manufacturer—1.1%
101,500	Clarcor Inc.	3,797,115

Oil & Gas—4.4%
56,000	Ensco International Inc.	1,422,400
148,000	GlobalSantaFe Corporation	3,131,680
47,000	Noble Corporation*	1,454,650
97,000	Patterson-UTI Energy, Inc.*	3,209,730
281,500	Rowan Companies, Inc.	5,770,750

		14,989,210

Oil & Gas Services—0.6%
120,000	Gulf Island Fabrication, Inc.*	2,008,800

Packaging & Containers—2.7%
29,600	Ball Corporation	1,662,336
357,200	Pactiv Corporation*	7,329,744

		8,992,080

Printing & Publishing—2.3%
113,500	Information Holdings Inc.*	1,974,900
230,000	John Wiley & Sons, Inc., Class “A”	5,637,300

		7,612,200

Shares		Value
Common Stocks (continued)

Retail—1.0%
116,100	Triarc Companies, Inc.	3,215,970

Savings & Loans—1.3%
121,500	New York Community Bancorp, Inc.	4,218,480

Software—6.9%
131,100	Barra Inc.*	4,280,415
153,950	Dun & Bradstreet Corporation*	5,819,310
54,000	Electronic Arts Inc.*	3,200,580
145,000	Global Payments Inc.	4,496,450
208,790	SEI Investments Company	5,497,443

		23,294,198

Telecommunications—3.6%
140,000	CenturyTel Inc.	4,123,000
203,400	Commonwealth Telephone Enterprises Inc.	8,085,150

		12,208,150

Television, Cable & Radio—1.8%
302,000	Saga Communications Inc., Class “A”*	6,100,400

Transportation—1.0%
140,000	Forward Air Corporation*	3,522,400

Total Common Stocks (cost $301,205,777)		320,285,346

Repurchase Agreement—7.2% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated April 30, 2003 @ 1.12% to be repurchased at $24,418,760 on May 1, 2003, collateralized by $18,890,000 United States Treasury Bonds, 7.25% due May 15, 2016, (market value $24,946,676 including interest) (cost $24,418,000)		24,418,000

Total Investment Portfolio (cost $325,623,777) (b), 102.2% (a)		344,703,346
Other Assets and Liabilities, net, (2.2%) (a)		(7,520,155)

Net Assets, 100.0%		$337,183,191

*	Non-income producing security.
(a)	Percentages indicated are based on net assets.
(b)	The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $19,079,569 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $28,644,877 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $9,565,308.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Small Cap Stock Fund

Investment Portfolio

April 30, 2003

(unaudited)

Shares		Value
Common Stocks—93.8% (a)

Advertising—0.7%
53,500	Catalina Marketing Corporation*	$953,905

Agriculture—0.6%
37,000	Delta & Pine Land Company	860,620

Banks—6.3%
104,900	Capital Crossing Bank*	2,993,846
77,500	Investors Financial Services Corporation	1,690,275
70,000	North Fork Bancorporation	2,265,200
21,600	Southwest Bancorporation of Texas, Inc.*	733,968
80,500	TrustCo Bank Corporation NY	839,615

		8,522,904

Beverages—1.5%
75,000	Constellation Brands, Inc*	2,010,750

Chemicals—1.5%
95,000	Spartech Corporation	2,056,750

Commercial Services—11.1%
142,500	Hall Kinion & Associates Inc.*	249,375
235,000	Hooper Holmes, Inc.	1,421,750
159,000	Interactive Data Corporation*	2,544,000
133,900	NCO Group, Inc.*	2,242,825
93,700	SOURCECORP, Inc.*	1,480,460
103,800	StarTek, Inc.*	2,871,108
66,100	Sylvan Learning Systems, Inc.*	1,159,394
171,000	TeleTech Holdings, Inc.*	697,680
115,000	Viad Corporation	2,312,650

		14,979,242

Computers—4.5%
130,000	Ceridian Corporation*	1,813,500
57,800	FactSet Research Systems Inc.	2,011,440
134,000	Jack Henry & Associates, Inc.	1,746,020
75,200	Optimal Robotics Corporation, Class “A”*	511,360

		6,082,320

Distribution/Wholesale—2.7%
31,200	SCP Pool Corporation*	1,029,912
108,500	Tech Data Corporation*	2,604,000

		3,633,912

Diversified Manufacturer—1.2%
130,000	Pittston Brink's Group	1,657,500

Shares		Value
Common Stocks (continued)

Electric—1.2%
69,900	ALLETE, Inc.	1,660,824

Electrical Components & Equipment—1.9%
87,500	Artesyn Technologies, Inc.*	366,625
81,000	General Cable Corporation	364,500
175,000	Rayovac Corporation*	1,820,000

		2,551,125

Electronics—3.9%
98,000	Coherent, Inc.*	2,254,000
78,500	Gentex Corporation*	2,370,700
15,300	OSI Systems Inc.*	231,489
45,000	OYO Geospace Corporation*	459,000

		5,315,189

Entertainment—3.2%
122,000	Alliance Gaming Corporation*	1,948,340
35,800	GTECH Holdings Corporation*	1,205,386
88,000	Magna Entertainment Corporation, Class A*	426,800
107,500	Scientific Games Corporation*	700,900

		4,281,426

Environmental Control—0.5%
102,500	IMCO Recycling, Inc.	707,250

Food—1.8%
80,000	Corn Products International, Inc.	2,390,400

Healthcare Products—6.8%
84,200	American Medical Systems Holdings, Inc.*	1,336,254
161,855	Angeion Corporation*	194,226
68,000	Edwards Lifesciences Corporation*	1,963,160
35,200	Idexx Laboratories Inc.*	1,372,800
219,300	Sola International Inc.*	3,072,393
36,400	Steris Corporation*	826,280
13,025	Zoll Medical Corporation*	420,708

		9,185,821

Healthcare Services—1.3%
100,000	Horizon Health Corporation*	1,745,000

Home Furnishings—1.8%
162,500	Applica Inc.*	853,125
155,400	Universal Electronics, Inc.*	1,625,484

		2,478,609

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Small Cap Stock Fund

Investment Portfolio

April 30, 2003

(unaudited)

(continued)

Shares		Value
Common Stocks (continued)

Insurance—0.9%
23,400	Hilb Rogal & Hamilton Company	$ 831,870
54,600	Presidential Life Corporation	441,168

		1,273,038

Internet—2.9%
55,700	ProQuest Company*	1,396,956
148,800	TMP Worldwide Inc.	2,495,376

		3,892,332

Leisure Time—2.1%
111,000	Multimedia Games, Inc.*	2,796,090

Lodging—0.2%
31,100	Monarch Casino & Resort, Inc.*	268,082

Machinery—1.4%
87,400	Cognex Corporation*	1,913,186

Memory & Commodity Semiconductors—1.7%
153,000	Integrated Device Technology Inc.*	1,580,490
238,500	Integrated Silicon Solutions Inc.*	775,126

		2,355,616

Metal Fabricate/Hardware—1.4%
88,000	Kaydon Corporation	1,962,400

Miscellaneous Manufacturer—1.3%
319,500	Concord Camera Corporation*	1,795,590

Oil & Gas—1.8%
74,000	Patterson-UTI Energy, Inc.*	2,448,660

Pharmaceuticals—1.9%
19,000	KV Pharmaceutical Company, Class “A”*	427,310
38,000	Medicis Pharmaceutical*	2,190,320

		2,617,630

Printing & Publishing—3.2%
175,200	John Wiley & Sons, Inc., Class “A”	4,294,152

Retail—9.2%
80,000	Barnes & Noble, Inc.*	1,576,000
201,800	Cash America International, Inc.	2,070,468
102,600	Genesco Inc.*	1,539,000
21,500	Group 1 Automotive, Inc.*	591,465
109,000	Ruby Tuesday Inc.	2,147,300
60,000	Sonic Automotive, Inc.*	1,035,000
105,300	Stage Stores Inc.*	2,202,876
72,500	United Auto Group Inc.*	1,236,125

		12,398,234

Shares		Value
Common Stocks (continued)

Savings & Loans—0.7%
43,000	BankAtlantic Bancorp, Inc.	495,360
25,000	Waypoint Financial Corporation	456,250

		951,610

Semiconductor Equipment—1.4%
328,000	Axcelis Technologies, Inc.*	1,863,040

Software—7.4%
27,750	Avid Technology, Inc.*	762,292
115,400	Barra Inc.*	3,767,810
238,500	Datastream Systems, Inc.*	2,084,490
209,000	Eclipsys Corporation*	1,883,090
49,600	NDCHealth Corporation	954,800
68,500	Per-Se Technologies, Inc.*	603,416

		10,055,898

Telecommunications—3.8%
110,000	CommScope, Inc.*	942,700
122,000	EMS Technologies Inc*	1,482,300
146,000	Plantronics, Inc.*	2,701,000

		5,126,000

Total Common Stocks (cost $119,331,856)		127,085,105

Repurchase Agreement—6.3% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated April 30, 2003 @ 1.12% to be repurchased at $8,513,265 on May 1, 2003, collateralized by $6,585,000 United States Treasury Notes, 7.25% due May 15, 2016, (market value $8,696,340 including interest) (cost $8,513,000)		8,513,000

Total Investment Portfolio (cost $127,844,856) (b), 100.1% (a)		135,598,105
Other Assets and Liabilities, net, (0.1%) (a)		(197,258)

Net Assets, 100.0%		$135,400,847

*	Non-income producing security.
(a)	Percentages indicated are based on net assets.
(b)	The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $7,753,249 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $15,155,263 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $17,402,014.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Technology Fund

Investment Portfolio

April 30, 2003

(unaudited)

Shares		Value
Common Stocks—74.8% (a)

Aerospace/Defense—21.1%
18,000	Alliant Techsystems, Inc.*	$ 966,960
22,500	L-3 Communications Holdings, Inc.*	999,000
25,000	Lockheed Martin Corporation	1,251,250
47,500	Raytheon Company	1,421,675

		4,638,885

Analog Semiconductors—0.2%
25,000	Microtune, Inc.*	44,750

Commercial Services—0.6%
7,500	Accenture Ltd., Class “A”*	120,150

Communication Semiconductors—0.6%
15,000	Applied Micro Circuits Corporation*	67,200
10,000	Skyworks Solutions, Inc.	53,500

		120,700

Computers—5.0%
1,500	Affiliated Computer Services Inc.*	71,550
5,000	Ceridian Corporation*	69,750
7,000	Diebold Inc.	279,860
5,000	Magma Design Automation, Inc.*	75,000
5,000	Mercury Computer Systems, Inc.*	105,000
25,000	Perot Systems Corporation*	265,500
50,000	Quantum Corporation*	172,500
5,000	Unisys Corporation	52,000

		1,091,160

Diversified Manufacturer—3.2%
30,000	Honeywell International Inc.	708,000

Electrical Components & Equipment—0.3%
12,500	Power-One, Inc.*	73,125

Electronics—1.0%
40,000	Merix Corporation*	176,400
2,500	Tektronix, Inc.	46,925

		223,325

Financial Services—0.1%
2,700	Ameritrade Holding Corporation*	13,554

Shares		Value
Common Stocks (continued)

Internet—9.0%
267,100	Braun Consulting, Inc.*	269,771
30,000	DoubleClick Inc.*	258,000
80,000	E.piphany, Inc.*	356,000
17,500	EarthLink, Inc.*	120,575
1,000	USA Networks, Inc.*	29,950
400,000	Vignette Corporation*	824,000
12,500	WebMD Corporation*	120,625

		1,978,921

Logic Semiconductors—4.4%
50,000	ATI Technologies Inc.*	315,000
15,000	Intel Corporation	276,000
20,000	Intersil Holding Corporation*	370,000

		961,000

Memory & Commodity Semiconductors—1.4%
15,000	Fairchild Semiconductor International Inc., Class “A”*	178,050
15,000	Taiwan Semiconductor Manufacturing Company, Sponsored ADR*	125,550

		303,600

Miscellaneous Manufacturer—0.7%
5,000	Eastman Kodak Company	149,550

Office/Business Equipment—1.2%
5,000	Pitney-Bowes, Inc.	175,550
10,000	Xerox Corporation	98,600

		274,150

Pharmaceuticals—2.1%
15,000	Pfizer, Inc.	461,250

Software—11.0%
35,000	Activision, Inc.*	535,500
5,000	Altiris, Inc.*	81,500
5,000	First Data Corporation	196,150
25,000	IMS Health, Inc.	385,000
10,000	Microsoft Corporation	255,700
75,000	Midway Games Inc.*	236,250
175,000	Parametric Technology Corporation*	577,500
20,000	Roxio, Inc.*	105,000
10,000	Vastera, Inc.*	47,800

		2,420,400

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Technology Fund

Investment Portfolio

April 30, 2003

(unaudited)

(continued)

Shares		Value

Common Stocks (continued)

Telecommunications—6.9%
45,000	3Com Corporation*	$ 234,000
40,000	Adaptec, Inc.*	273,600
20,000	Aeroflex, Inc.*	107,600
125,000	JDS Uniphase Corporation*	403,750
2,500	Nokia Corporation, Sponsored ADR, Class “A”	41,425
7,500	Scientific-Atlanta, Inc.	121,875
100,000	Sycamore Networks, Inc.*	323,000

		1,505,250

Television, Cable & Radio—4.3%
80,000	General Motors Corporation, Class “H”	944,000

Total Common Stocks (cost $14,265,490)		16,031,770

Put Options Purchased—1.7% (a)
190,000	GS Technology Composite Index, June 2003 @ $120	380,000

Total Put Options Purchased (cost $1,344,190)		380,000

Principal Amount		Value

U.S. Treasuries—14.8% (a)
$3,250,000	U.S. Treasury Bill, 05/22/03	3,247,934

Total U.S. Treasuries (cost $3,247,934)		3,247,934

Total Investment Portfolio excluding repurchase agreement (cost $18,857,614)		19,659,704

Repurchase Agreement —14.5% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated April 30, 2003 @ 1.12% to be repurchased at $3,189,200 on May 1, 2003, collateralized by $3,205,000 United States Treasury Notes, 2.00% due November 30, 2004, (market value $3,263,766 including interest) (cost $3,189,000)		3,189,000

Total Investment Portfolio (cost $22,046,614) (b), 104.1% (a)		22,848,704
Other Assets and Liabilities, net, (4.1%) (a)		(908,950)

Net Assets, 100.0%		$21,939,754

*	Non-income producing security.
(a)	Percentages indicated are based on net assets.
(b)	The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $802,090 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over net unrealized depreciation of $2,289,611 which consists of depreciation for all securities in which there is an excess of tax cost over market value of $1,487,521.
ADR—American	Depository Receipt.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Value Equity Fund

Investment Portfolio

April 30, 2003

(unaudited)

Shares		Value
Common Stocks—95.2% (a)

Aerospace/Defense—2.5%
8,500	General Dynamics Corporation	$527,595

Apparel—2.4%
17,400	Jones Apparel Group Inc.*	496,248

Banks—10.0%
26,900	Mellon Financial Corporation	711,505
20,200	Regions Financial Corporation	680,942
14,300	Wells Fargo & Company	690,118

		2,082,565

Broadcasting Services/Programs—2.5%
13,300	Clear Channel Communications, Inc.*	520,163

Chemicals—4.1%
14,200	Dow Chemical Company	463,488
16,200	Engelhard Corporation	397,710

		861,198

Commercial Services—2.9%
21,600	McKesson HBOC, Inc.	599,184

Computers—2.6%
32,927	Hewlett-Packard Company	536,710

Cosmetics/Personal Care—3.4%
14,100	Kimberly-Clark Corporation	701,757

Electrical Components & Equipment—2.6%
10,600	Emerson Electric Company	537,420

Electronics—0.5%
6,700	Arrow Electronics Inc.	113,096

Financial Services—14.0%
20,500	Citigroup Inc.	804,625
6,600	Fannie Mae	477,774
8,200	Goldman Sachs Group, Inc.	622,380
25,250	MBNA Corporation	477,225
12,800	Merrill Lynch & Company, Inc.	525,440

		2,907,444

Food—2.3%
29,000	SUPERVALU, Inc.	477,630

Healthcare Products—2.7%
14,600	Beckman Coulter Inc.	567,502

Shares		Value
Common Stocks (continued)

Healthcare Services—1.2%
3,500	Anthem, Inc.*	240,240

Insurance—9.9%
18,200	ACE Ltd.	602,056
10,300	Hartford Financial Services	419,828
11,100	MBIA Inc.	496,170
31,710	Travelers Property Casualty Corporation, Class “A”	514,653
2,281	Travelers Property Casualty Corporation, Class “B”	37,066

		2,069,773

Mining—3.8%
19,800	Alcoa Inc.	454,014
4,400	Rio Tinto PLC, Sponsored ADR	337,480

		791,494

Oil & Gas—10.8%
14,300	BP PLC, Sponsored ADR	551,122
8,000	ChevronTexaco Corporation	502,480
12,023	ConocoPhillips	604,757
31,300	Transocean Inc.	596,265

		2,254,624

Pharmaceuticals—2.8%
10,000	Merck & Company, Inc.	581,800

Retail—5.7%
23,800	CVS Corporation	576,198
35,500	McDonald's Corporation	607,050

		1,183,248

Telecommunications—6.7%
8,700	ALLTEL Corporation	407,683
23,000	SBC Communications, Inc.	537,280
12,348	Verizon Communications Inc.	461,568

		1,406,531

Transportation—1.8%
12,400	CNF, Inc.	376,216

Total Common Stocks (cost $20,891,626)		19,832,438

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Value Equity Fund

Investment Portfolio

April 30, 2003

(unaudited)

(continued)

Market Value
Repurchase Agreement—5.9% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated April 30, 2003 @ 1.12% to be repurchased at $1,236,038 on May 1, 2003, collateralized by $960,000 United States Treasury Notes, 7.25% due May 15, 2016, (market value $1,267,804 including interest) (cost $1,236,000)	$1,236,000

Total Investment Portfolio (cost $22,127,626) (b), 101.1% (a)	21,068,438
Other Assets and Liabilities, net, (1.1%) (a)	(230,523)

Net Assets, 100.0%	$20,837,915

*	Non-income producing security.
(a)	Percentages indicated are based on net assets.
(b)	The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $1,059,188 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over net unrealized depreciation of $989,187 which consists of depreciation for all securities in which there is an excess of tax cost over market value of $2,048,375.
ADR	— American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust

Statements of Assets and Liabilities

April 30, 2003

(unaudited)

	Aggressive Growth Fund	Growth Equity Fund	International Equity Fund	Mid Cap Stock Fund
Assets
Investments, at value (identified cost $80,226,890, $203,097,047, $25,104,737 and $301,205,777, respectively)	$95,404,235	$232,624,014	$25,456,735	$320,285,346
Repurchase agreement, at market value (identified cost is the same as value)	15,432,000	7,805,000	4,240,000	24,418,000
Cash	745	219	91	296
Foreign currency (cost $378,008)	—	—	379,763	—
Receivables:
Investments sold	677,952	4,109,329	1,399,121	3,623,792
Fund shares sold	196,320	1,004,361	198,761	1,975,997
Dividends and interest	480	137,060	103,251	47,450
Foreign taxes recoverable	—	—	32,530	—
Deferred state qualification expenses	10,565	19,748	18,649	17,901

Total assets	$111,722,297	$245,699,731	$31,828,901	$350,368,782

Liabilities
Payables:
Investments purchased	$3,779,882	$2,401,796	$1,389,190	$11,482,969
Fund shares redeemed	119,419	552,294	1,088,289	1,039,150
Accrued management fee	72,772	143,266	718	199,843
Accrued distribution fees	54,599	110,470	14,110	160,070
Accrued shareholder servicing fee	77,955	181,787	16,168	260,503
Accrued fund accounting fee	17,896	18,304	11,200	18,336
Unrealized depreciation of forward currency contracts	—	—	47,726	—
Other accrued expenses	16,327	25,887	19,843	24,720

Total liabilities	4,138,850	3,433,804	2,587,244	13,185,591

Net assets, at market value	$107,583,447	$242,265,927	$29,241,657	$337,183,191

Net Assets
Net assets consist of:
Paid-in capital	$110,302,699	$363,057,099	$38,602,798	$383,136,404
Undistributed (accumulated) net investment income (loss)	(823,229)	(673,806)	11,892	(1,893,365)
Accumulated net realized loss	(17,073,368)	(149,644,333)	(9,684,460)	(63,139,417)
Net unrealized appreciation on investments and other assets and liabilities denominated in foreign currencies	15,177,345	29,526,967	311,427	19,079,569

Net assets, at market value	$107,583,447	$242,265,927	$29,241,657	$337,183,191

Net assets, at market value
Class A shares	$49,799,320	$136,090,895	$13,848,046	$179,553,353
Class B shares	17,208,491	25,693,815	855,046	42,278,493
Class C shares	40,575,636	80,481,217	14,538,565	115,351,345

Total	$107,583,447	$242,265,927	$29,241,657	$337,183,191

Shares of beneficial interest outstanding
Class A shares	2,501,201	5,909,234	921,518	9,571,170
Class B shares	898,868	1,195,894	60,155	2,364,683
Class C shares	2,119,111	3,747,033	1,022,862	6,448,965

Total	5,519,180	10,852,161	2,004,535	18,384,818

Net Asset Value—offering and redemption price per share
Class A shares	$19.91	$23.03	$15.03	$18.76

Maximum offering price per Class A share (100/95.25 of $19.91, $23.03, $15.03 and $18.76), respectively.	$20.90	$24.18	$15.78	$19.70

Class B shares	$19.14	$21.49	$14.21	$17.88

Class C shares	$19.15	$21.48	$14.21	$17.89

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust

Statements of Assets and Liabilities

April 30, 2003

(unaudited)

(continued)

	Small Cap Stock Fund	Technology Fund	Value Equity Fund
Assets
Investments, at value (identified cost $119,331,856, $18,857,614, and $20,891,626, respectively)	$127,085,105	$19,659,704	$19,832,438
Repurchase agreement, at market value (identified cost is the same as value)	8,513,000	3,189,000	1,236,000
Cash	205	575	501
Receivables:
Investments sold	305,959	446,276	174,480
Fund shares sold	243,124	1,685	38,922
Dividends and interest	27,842	9,099	35,857
From Manager	—	31,611
Deferred state qualification expenses	23,047	10,066	14,703

Total assets	$136,198,282	$23,348,016	$21,332,901

Liabilities
Payables:
Investments purchased	$320,753	$1,257,002	$373,827
Fund shares redeemed	217,684	49,626	53,480
Accrued management fee	68,082	—	6,110
Accrued distribution fees	57,277	11,335	10,984
Accrued shareholder servicing fee	96,833	59,823	20,893
Accrued fund accounting fee	18,345	14,105	13,732
Other accrued expenses	18,461	16,371	15,960

Total liabilities	797,435	1,408,262	494,986

Net assets, at market value	$135,400,847	$21,939,754	$20,837,915

Net Assets
Net assets consist of:
Paid-in capital	$137,318,196	$107,334,175	$29,601,622
Undistributed net investment income (loss)	(733,164)	(171,240)	31,395
Accumulated net realized loss	(8,937,434)	(86,025,271)	(7,735,914)
Net unrealized appreciation (depreciation) on investments	7,753,249	802,090	(1,059,188)

Net assets, at market value	$135,400,847	$21,939,754	$20,837,915

Net assets, at market value
Class A shares	$82,706,790	$10,460,629	$9,374,282
Class B shares	9,857,616	4,207,621	1,790,355
Class C shares	42,836,441	7,271,504	9,673,278

Total	$135,400,847	$21,939,754	$20,837,915

Shares of beneficial interest outstanding
Class A shares	3,753,573	2,247,872	682,920
Class B shares	479,734	928,946	132,993
Class C shares	2,083,663	1,605,628	718,345

Total	6,316,970	4,782,446	1,534,258

Net Asset Value—offering and redemption price per share
Class A shares	$22.03	$4.65	$13.73

Maximum offering price per Class A share (100/95.25 of $22.03, $4.65 and $13.73), respectively.	$23.13	$4.88	$14.41

Class B shares	$20.55	$4.53	$13.46

Class C shares	$20.56	$4.53	$13.47

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust

Statements of Operations

For the Six-Month Period Ended April 30, 2003

(unaudited)

	Aggressive Growth Fund	Growth Equity Fund	International Equity Fund	Mid Cap Stock Fund	Small Cap Stock Fund	Technology Fund	Value Equity Fund
Investment Income
Income:
Dividends	$68,825	$1,185,181	$255,866 (a)	$665,831	$275,276	$36,296	$228,821
Interest	68,702	41,390	8,286	83,161	35,260	25,597	4,148

Total income	137,527	1,226,571	264,152	748,992	310,536	61,893	232,969
Expenses:
Management fee	425,051	845,309	109,819	1,179,867	553,646	114,400	78,605
Distribution fee (Class A)	54,117	154,842	11,035	212,853	100,057	13,809	11,670
Distribution fee (Class B)	80,073	125,545	3,688	197,522	49,641	22,158	8,779
Distribution fee (Class C)	187,548	382,167	61,992	524,221	205,679	37,007	49,349
Shareholder servicing fees	109,383	264,204	21,535	384,435	137,992	88,553	30,112
Custodian fee	9,727	22,095	70,057 (b)	20,957	12,831	16,215	6,276
Fund accounting fee	26,603	27,139	— (b)	27,292	27,316	20,860	20,683
Professional fees	21,396	21,198	32,311	21,796	20,982	20,942	21,582
State qualification expenses	22,182	17,905	23,774	34,950	20,327	22,822	19,757
Federal registration expense	1,834	8,832	845	158	—	—	—
Reports to shareholders	13,969	21,927	11,159	29,076	16,497	14,027	13,338
Trustees’ fees and expenses	6,581	6,566	6,469	6,581	6,581	6,582	6,581
Other	2,292	2,648	1,154	2,649	3,015	1,769	1,328

Total expenses before waiver	960,756	1,900,377	353,838	2,642,357	1,154,564	379,144	268,060
Fees waived by Manager	—	—	(109,101)	—	(110,864)	(114,400)	(72,495)
Reimbursement from Manager	—	—	—	—	—	(31,611)	—

Total expenses after waiver and reimbursement	960,756	1,900,377	244,737	2,642,357	1,043,700	233,133	195,565

Net investment income (loss)	(823,229)	(673,806)	19,415	(1,893,365)	(733,164)	(171,240)	37,404

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investment transactions	(1,308,950)	(9,939,403)	(592,019)	(13,764,870)	(3,893,539)	(335,273)	(1,755,164)
Net realized loss from foreign currency transactions	—	—	(43,399)	—	—	—	—
Net unrealized appreciation of investments during the period	10,690,925	18,688,177	1,455,629	28,416,332	8,403,030	1,683,042	2,195,037
Net unrealized depreciation from foreign currency during the period	—	—	(40,571)	—	—	—	—

Net gain on investments	9,381,975	8,748,774	779,640	14,651,462	4,509,491	1,347,769	439,873

Net increase in net assets resulting from operations	$8,558,746	$8,074,968	$799,055	$12,758,097	$3,776,327	$1,176,529	$477,277

(a)	Net of $37,621 foreign withholding taxes.
(b)	State Street Bank is the custodian and fund accountant for the International Equity Fund.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust

Statements of Changes in Net Assets

Aggressive Growth Fund	For the Six-Month Period Ended April 30, 2003 (unaudited)	For the Fiscal Year Ended October 31, 2002
Increase in net assets:
Operations:
Net investment loss	$(823,229)	$(1,585,788)
Net realized loss from investment transactions	(1,308,950)	(645,774)
Net unrealized appreciation (depreciation) of investments during the period	10,690,925	(346,355)

Net increase (decrease) in net assets resulting from operations	8,558,746	(2,577,917)
Increase in net assets from Fund share transactions	6,102,820	13,372,898

Increase in net assets	14,661,566	10,794,981
Net assets, beginning of period	92,921,881	82,126,900

Net assets, end of period (including accumulated net investment loss of $823,229 for the period ended April 30, 2003)	$107,583,447	$92,921,881

Growth Equity Fund	For the Six-Month Period Ended April 30, 2003 (unaudited)	For the Fiscal Year Ended October 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment loss	$(673,806)	$(1,880,132)
Net realized loss from investment transactions	(9,939,403)	(53,831,069)
Net unrealized appreciation of investments during the period	18,688,177	4,447,181

Net increase (decrease) in net assets resulting from operations	8,074,968	(51,264,020)
Increase in net assets from Fund share transactions	11,788,422	48,455,056

Increase (decrease) in net assets	19,863,390	(2,808,964)
Net assets, beginning of period	222,402,537	225,211,501

Net assets, end of period (including accumulated net investment loss of $673,806 for the period ended April 30, 2003)	$242,265,927	$222,402,537

International Equity Fund	For the Six-Month Period Ended April 30, 2003 (unaudited)	For the Fiscal Year Ended October 31, 2002
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$19,415	$(210,783)
Net realized loss from investment transactions	(592,019)	(3,789,910)
Net realized loss from foreign currency transactions	(43,399)	(8,813)
Net unrealized appreciation of investments during the period	1,455,629	1,322,383
Net unrealized depreciation from other assets and liabilities denominated in foreign currency during the period	(40,571)	(10,498)

Net increase (decrease) in net assets resulting from operations	799,055	(2,697,621)
Increase (decrease) in net assets from Fund share transactions	9,183,011	(2,322,059)

Increase (decrease) in net assets	9,982,066	(5,019,680)
Net assets, beginning of period	19,259,591	24,279,271

Net assets, end of period (including undistributed net investment income of $11,892 and accumulated net investment loss of $7,523, respectively)	$29,241,657	$19,259,591

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust

Statements of Changes in Net Assets

Mid Cap Stock Fund	For the Six-Month Period Ended April 30, 2003 (unaudited)	For the Fiscal Year Ended October 31, 2002
Increase in net assets:
Operations:
Net investment loss	$(1,893,365)	$(3,162,336)
Net realized loss from investment transactions	(13,764,870)	(49,117,839)
Net unrealized appreciation (depreciation) of investments during the period	28,416,332	(14,621,570)

Net increase (decrease) in net assets resulting from operations	12,758,097	(66,901,745)
Distributions to shareholders from:
Net realized gains Class A shares, ($0.59 per share)	—	(1,962,849)
Net realized gains Class B shares, ($0.59 per share)	—	(504,360)
Net realized gains Class C shares, ($0.59 per share)	—	(1,119,854)

Net distributions to shareholders	—	(3,587,063)
Increase in net assets from Fund share transactions	11,974,043	282,365,497

Increase in net assets	24,732,140	211,876,689
Net assets, beginning of period	312,451,051	100,574,362

Net assets, end of period (including accumulated net investment loss of $1,893,365 for the period ended April 30, 2003)	$337,183,191	$312,451,051

Small Cap Stock Fund	For the Six-Month Period Ended April 30, 2003 (unaudited)	For the Fiscal Year Ended October 31, 2002
Decrease in net assets:
Operations:
Net investment loss	$(733,164)	$(350,092)
Net realized loss from investment transactions	(3,893,539)	(1,334,560)
Net unrealized appreciation (depreciation) of investments during the period	8,403,030	(12,006,178)

Net increase (decrease) in net assets resulting from operations	3,776,327	(13,690,830)
Distributions to shareholders from:
Net realized gains Class A shares, ($1.59 per share)	—	(5,945,476)
Net realized gains Class B shares, ($1.59 per share)	—	(682,221)
Net realized gains Class C shares, ($1.59 per share)	—	(3,058,749)

Net distributions to shareholders	—	(9,686,446)
Increase (decrease) in net assets from Fund share transactions	(4,808,177)	13,301,401

Decrease in net assets	(1,031,850)	(10,075,875)
Net assets, beginning of period	136,432,697	146,508,572

Net assets, end of period (including accumulated net investment loss of $733,164 for the period ended April 30, 2003)	$135,400,847	$136,432,697

Technology Fund	For the Six-Month Period Ended April 30, 2003 (unaudited)	For the Fiscal Year Ended October 31, 2002
Decrease in net assets:
Operations:
Net investment loss	$(171,240)	$(763,533)
Net realized loss from investment transactions	(335,273)	(9,995,523)
Net unrealized appreciation (depreciation) of investments during the period	1,683,042	(2,157,617)

Net increase (decrease) in net assets resulting from operations	1,176,529	(12,916,673)
Decrease in net assets from Fund share transactions	(2,756,376)	(9,830,781)

Decrease in net assets	(1,579,847)	(22,747,454)
Net assets, beginning of period	23,519,601	46,267,055

Net assets, end of period (including accumulated net investment loss of $171,240 for the period ended April 30, 2003)	$21,939,754	$23,519,601

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust

Statements of Changes in Net Assets

Value Equity Fund	For the Six-Month Period Ended April 30, 2003 (unaudited)	For the Fiscal Year Ended October 31, 2002
Decrease in net assets:
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	$37,404	$55,162
Net realized loss from investment transactions	(1,755,164)	(5,828,480)
Net unrealized appreciation (depreciation) of investments during the period	2,195,037	(345,920)

Net increase (decrease) in net assets resulting from operations	477,277	(6,119,238)
Distributions to shareholders from:
Net investment income Class A shares, ($0.07 and $0.07 per share, respectively)	(51,972)	(56,999)
Decrease in net assets from Fund share transactions	(1,459,685)	(826,683)

Decrease in net assets	(1,034,380)	(7,002,920)
Net assets, beginning of period	21,872,295	28,875,215

Net assets, end of period (including undistributed net investment income of $31,395 and $45,963, respectively)	$20,837,915	$21,872,295

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Aggressive Growth Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares *									Class B Shares *									Class C Shares *
	For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31							For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31							For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31
			2002	2001	2000		1999	1998†				2002	2001	2000		1999	1998†				2002	2001	2000		1999	1998†
Net asset value, beginning of period	$18.21		$17.98	$27.46	$20.80		$15.35	$14.29		$17.57		$17.48	$26.98	$20.61		$15.33	$14.29		$17.57		$17.48	$26.98	$20.61		$15.33	$14.29

Income from Investment Operations:
Net investment loss	(0.12)		(0.23)	(0.13)	(0.24	)(a)	(0.15)	—		(0.18)		(0.37)	(0.28)	(0.43	)(a)	(0.29)	(0.03)		(0.18)		(0.37)	(0.28)	(0.43	)(a)	(0.29)	(0.03)
Net realized and unrealized gain (loss) on investments	1.82		0.46	(5.82)	9.10		5.60	1.06		1.75		0.46	(5.69)	9.00		5.57	1.07		1.76		0.46	(5.69)	9.00		5.57	1.07

Total from Investment Operations	1.70		0.23	(5.95)	8.86		5.45	1.06		1.57		0.09	(5.97)	8.57		5.28	1.04		1.58		0.09	(5.97)	8.57		5.28	1.04

Less Distributions:
Distributions from net realized gains	—		—	(3.53)	(2.20)		—	—		—		—	(3.53)	(2.20)		—	—		—		—	(3.53)	(2.20)		—	—

Net asset value, end of period	$19.91		$18.21	$17.98	$27.46		$20.80	$15.35		$19.14		$17.57	$17.48	$26.98		$20.61	$15.33		$19.15		$17.57	$17.48	$26.98		$20.61	$15.33

Total Return (%) (b)	9.34	(c)	1.28	(23.66)	44.87		35.50	7.42	(c)	8.94	(c)	0.51	(24.23)	43.80		34.44	7.28	(c)	8.99	(c)	0.51	(24.23)	43.80		34.44	7.28	(c)
Ratios and Supplemental Data
Expenses to average daily net assets
With expenses waived/recovered (%)	1.57	(d)	1.45	1.47	1.57	(a)	1.65	1.65	(d)	2.32	(d)	2.20	2.22	2.32	(a)	2.40	2.40	(d)	2.32	(d)	2.20	2.22	2.32	(a)	2.40	2.40	(d)
Without expenses waived/recovered (%)	1.57	(d)	1.45	1.47	1.48		1.79	3.64	(d)	2.32	(d)	2.20	2.22	2.23		2.54	4.39	(d)	2.32	(d)	2.20	2.22	2.22		2.54	4.39	(d)
Net investment income (loss) to average daily net assets (%)	(1.29	)(d)	(1.13)	(0.63)	(0.88)		(0.78)	0.08	(d)	(2.04	)(d)	(1.88)	(1.39)	(1.64)		(1.53)	(0.77	)(d)	(2.04	)(d)	(1.88)	(1.39)	(1.62)		(1.53)	(0.71	)(d)
Portfolio turnover rate (%)	86		201	249	252		195	34		86		201	249	252		195	34		86		201	249	252		195	34
Net assets, end of period ($ millions)	50		41	38	50		27	11		17		16	15	19		10	4		41		36	30	38		16	3

*	Per share amounts have been calculated using the monthly average share method.
†	For the period August 20, 1998 (commencement of operations) to October 31, 1998.
(a)	The fiscal year ended October 31, 2000 includes payment of previously waived management fees to the Manager for Class A, B and C shares.
(b)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Growth Equity Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares*							Class B Shares*								Class C Shares*
	For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31					For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31						For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31
			2002	2001	2000	1999	1998			2002	2001	2000	1999	1998†				2002	2001	2000	1999	1998
Net asset value, beginning of period	$22.18		$27.20	$50.91	$43.44	$28.82	$23.77	$20.77		$25.66	$48.87	$42.17	$28.18	$24.33		$20.77		$25.65	$48.86	$42.15	$28.18	$23.42

Income from Investment Operations:
Net investment loss	(0.03)		(0.10)	(0.18)	(0.39)	(0.20)	(0.11)	(0.10)		(0.28)	(0.40)	(0.77)	(0.47)	(0.23)		(0.10)		(0.28)	(0.40)	(0.76)	(0.47)	(0.31)
Net realized and unrealized gain (loss) on investments	0.88		(4.92)	(14.92)	13.33	14.82	5.48	0.82		(4.61)	(14.20)	12.94	14.46	4.08		0.81		(4.60)	(14.20)	12.94	14.44	5.39

Total from Investment Operations	0.85		(5.02)	(15.10)	12.94	14.62	5.37	0.72		(4.89)	(14.60)	12.17	13.99	3.85		0.71		(4.88)	(14.60)	12.18	13.97	5.08

Less Distributions:
Distributions from net realized gains	—		—	(8.61)	(5.47)	—	(0.32)	—		—	(8.61)	(5.47)	—	—		—		—	(8.61)	(5.47)	—	(0.32)

Net asset value, end of period	$23.03		$22.18	$27.20	$50.91	$43.44	$28.82	$21.49		$20.77	$25.66	$48.87	$42.17	$28.18		$21.48		$20.77	$25.65	$48.86	$42.15	$28.18

Total Return (%) (a)	3.83	(b)	(18.46)	(34.31)	31.04	50.73	22.84	3.47	(b)	(19.06)	(34.82)	30.05	49.65	15.82	(b)	3.47	(b)	(19.03)	(34.82)	30.09	49.57	21.93
Ratios and Supplemental Data
Expenses to average daily net assets (%)	1.35	(c)	1.26	1.22	1.19	1.24	1.38	2.10	(c)	2.01	1.97	1.94	1.98	2.11	(c)	2.10	(c)	2.01	1.97	1.94	1.99	2.13
Net investment loss to average daily net assets (%)	(0.26	)(c)	(0.37)	(0.53)	(0.73)	(0.56)	(0.40)	(1.01	)(c)	(1.12)	(1.28)	(1.48)	(1.30)	(1.10	)(c)	(1.01	)(c)	(1.12)	(1.28)	(1.48)	(1.31)	(1.15)
Portfolio turnover rate (%)	86		158	205	392	160	54	86		158	205	392	160	54		86		158	205	392	160	54
Net assets, end of period ($ millions)	136		117	93	135	67	40	26		27	40	45	16	5		80		78	92	141	75	39

*	Per share amounts have been calculated using the monthly average share method.
†	For the period January 2, 1998 (commencement of Class B shares) to October 31, 1998.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—International Equity Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares *								Class B Shares *									Class C Shares *
	For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31						For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31							For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31
			2002		2001	2000	1999	1998			2002		2001	2000	1999	1998†				2002		2001	2000	1999	1998
Net asset value, beginning of period	$14.68		$17.14		$27.41	$31.56	$25.43	$23.97	$13.94		$16.39		$26.49	$30.83	$25.03	$23.95		$13.94		$16.39		$26.48	$30.83	$25.03	$23.73

Income from Investment Operations:
Net investment income (loss)	0.05		(0.09	)(a)	(0.13)	(0.22)	(0.09)	(0.01)	(0.01)		(0.20	)(a)	(0.29)	(0.43)	(0.30)	(0.16)		(0.01)		(0.20	)(a)	(0.28)	(0.44)	(0.30)	(0.20)
Net realized and unrealized gain (loss) on investments	0.30		(2.37)		(7.83)	0.51	6.34	2.14	0.28		(2.25)		(7.50)	0.53	6.22	1.24		0.28		(2.25)		(7.50)	0.53	6.22	2.12

Total from Investment Operations	0.35		(2.46)		(7.96)	0.29	6.25	2.13	0.27		(2.45)		(7.79)	0.10	5.92	1.08		0.27		(2.45)		(7.78)	0.09	5.92	1.92

Less Distributions:
Dividends from net investment income	—		—		—	—	—	(0.05)	—		—		—	—	—	—		—		—		—	—	—	—
Distributions from net realized gains	—		—		(2.31)	(4.44)	(0.12)	(0.62)	—		—		(2.31)	(4.44)	(0.12)	—		—		—		(2.31)	(4.44)	(0.12)	(0.62)

Total Distributions	—		—		(2.31)	(4.44)	(0.12)	(0.67)	—		—		(2.31)	(4.44)	(0.12)	—		—		—		(2.31)	(4.44)	(0.12)	(0.62)

Net asset value, end of period	$15.03		$14.68		$17.14	$27.41	$31.56	$25.43	$14.21		$13.94		$16.39	$26.49	$30.83	$25.03		$14.21		$13.94		$16.39	$26.48	$30.83	$25.03

Total Return (%) (b)	2.38	(c)	(14.35)		(31.37)	(1.31)	24.68	9.04 (d)	1.94	(c)	(14.95)		(31.86)	(2.00)	23.70	4.51	(c)	1.94	(c)	(14.95)		(31.83)	(2.04)	23.70	8.24 (d)
Ratios and Supplemental Data
Expenses to average daily net assets
With expenses waived (%)	1.78	(e)	1.85	(a)	1.90	1.97	1.97	1.97	2.53	(e)	2.60	(a)	2.65	2.72	2.72	2.72	(e)	2.53	(e)	2.60	(a)	2.65	2.72	2.72	2.72
Without expenses waived (%)	2.77	(e)	2.81		2.16	1.97	2.02	2.08	3.52	(e)	3.56		2.91	2.72	2.77	2.83	(e)	3.52	(e)	3.56		2.91	2.72	2.77	2.83
Net investment income (loss) to average daily net assets (%)	0.75	(e)	(0.54)		(0.63)	(0.71)	(0.32)	(0.02)	(0.21	)(e)	(1.30)		(1.36)	(1.46)	(1.04)	(0.71	)(e)	(0.21	)(e)	(1.30)		(1.36)	(1.45)	(1.06)	(0.79)
Portfolio turnover rate (%)	33		234		174	67	78	71	33		237		174	67	78	71		33		234		174	67	78	71
Net assets, end of period ($ millions)	14		7		5	10	8	7	1		1		1	1	1	0		15		11		5	8	7	6

*	Per share amounts have been calculated using the monthly average share method.
†	For the period January 2, 1998 (commencement of Class B shares) to October 31, 1998.
(a)	Effective July 1, 2002, Eagle Class shares of the International Equity Fund were discontinued and redesignated as Class C shares. Prior to July 1, 2002, the expense limits of the International Equity Fund's Class A, Class B and Class C shares were 1.90%, 2.65% and 2.65%, respectively. Thereafter, the expense limits of Class A, Class B and Class C shares were 1.78%, 2.53% and 2.53%, respectively.
(b)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c)	Not annualized.
(d)	These returns are calculated based on the published net asset value at October 31, 1997.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Mid Cap Stock Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares *										Class B Shares *										Class C Shares *
	For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31								For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31								For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31
			2002		2001		2000	1999	1998†				2002		2001		2000	1999	1998††				2002		2001		2000	1999	1998†
Net asset value, beginning of period	$17.99		$20.21		$23.19		$16.56	$14.28	$14.29		$17.21		$19.50		$22.66		$16.32	$14.17	$14.42		$17.22		$19.51		$22.67		$16.32	$14.18	$14.29

Income from Investment Operations:
Net investment loss	(0.08)		(0.19	)(a)	(0.21	)(a)	(0.24)	(0.18)	(0.15)		(0.14)		(0.33	)(a)	(0.35	)(a)	(0.39)	(0.30)	(0.23)		(0.14)		(0.33	)(a)	(0.35	)(a)	(0.39)	(0.30)	(0.25)
Net realized and unrealized gain (loss) on investments	0.85		(1.44)		1.34		7.17	2.46	0.14		0.81		(1.37)		1.30		7.03	2.45	(0.02)		0.81		(1.37)		1.30		7.04	2.44	0.14

Total from Investment Operations	0.77		(1.63)		1.13		6.93	2.28	(0.01)		0.67		(1.70)		0.95		6.64	2.15	(0.25)		0.67		(1.70)		0.95		6.65	2.14	(0.11)

Less Distributions:
Distributions from net realized gains	—		(0.59)		(4.11)		(0.30)	—	—		—		(0.59)		(4.11)		(0.30)	—	—		—		(0.59)		(4.11)		(0.30)	—	—

Net asset value, end of period	$18.76		$17.99		$20.21		$23.19	$16.56	$14.28		$17.88		$17.21		$19.50		$22.66	$16.32	$14.17		$17.89		$17.22		$19.51		$22.67	$16.32	$14.18

Total Return (%) (b)	4.28	(c)	(8.50)		6.70		42.30	15.97	(0.07	)(c)	3.89	(c)	(9.18)		5.93		41.13	15.17	(1.73	)(c)	3.89	(c)	(9.18)		5.93		41.19	15.09	(0.77	)(c)
Ratios and Supplemental Data
Expenses to average daily net assets
With expenses waived/recovered (%)	1.34	(d)	1.27	(a)	1.55	(a)	1.55	1.60	1.60	(d)	2.09	(d)	2.02	(a)	2.30	(a)	2.30	2.35	2.35	(d)	2.09	(d)	2.02	(a)	2.30	(a)	2.30	2.35	2.35	(d)
Without expenses waived/recovered (%)	1.34	(d)	1.27		1.50		1.63	1.70	1.86	(d)	2.09	(d)	2.02		2.25		2.38	2.45	2.61	(d)	2.09	(d)	2.02		2.25		2.38	2.45	2.61	(d)
Net investment loss to average daily net assets (%)	(0.86	)(d)	(0.88)		(1.04)		(1.13)	(1.19)	(0.99	)(d)	(1.61	)(d)	(1.64)		(1.80)		(1.87)	(1.94)	(1.85	)(d)	(1.61	)(d)	(1.64)		(1.80)		(1.88)	(1.95)	(1.75	)(d)
Portfolio turnover rate (%)	87		171		218		265	192	129		87		171		218		265	192	129		87		171		218		265	192	129
Net assets, end of period ($ millions)	180		174		56		23	15	16		42		39		13		4	2	2		115		100		31		12	9	9

*	Per share amounts have been calculated using the monthly average share method.
†	For the period November 6, 1997 (commencement of operations) to October 31, 1998.
††	For the period January 2, 1998 (commencement of Class B shares) to October 31, 1998.
(a)	The years ended October 31, 2002 and 2001 includes payment of previously waived management fees to the Manager for Class A, B and C shares.
(b)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Small Cap Stock Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares*							Class B Shares *								Class C Shares *
	For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31					For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31						For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31
			2002	2001	2000	1999	1998			2002	2001	2000	1999	1998†				2002	2001	2000	1999	1998
Net asset value, beginning of period	$21.36		$24.41	$29.17	$23.21	$22.62	$30.39	$19.99		$23.11	$27.97	$22.41	$22.00	$27.98		$20.00		$23.12	$27.98	$22.42	$22.01	$29.83

Income from Investment Operations:
Net investment income (loss)	(0.09)		0.02	(0.11)	(0.12)	(0.04)	(0.06)	(0.15)		(0.15)	(0.29)	(0.33)	(0.22)	(0.20)		(0.15)		(0.15)	(0.29)	(0.32)	(0.22)	(0.26)
Net realized and unrealized gain (loss) on investments	0.76		(1.48)	(1.70)	6.08	0.63	(5.98)	0.71		(1.38)	(1.62)	5.89	0.63	(5.78)		0.71		(1.38)	(1.62)	5.88	0.63	(5.83)

Total from Investment Operations	0.67		(1.46)	(1.81)	5.96	0.59	(6.04)	0.56		(1.53)	(1.91)	5.56	0.41	(5.98)		0.56		(1.53)	(1.91)	5.56	0.41	(6.09)

Less Distributions:
Distributions from net realized gains	—		(1.59)	(2.95)	—	—	(1.73)	—		(1.59)	(2.95)	—	—	—		—		(1.59)	(2.95)	—	—	(1.73)

Net asset value, end of period	$22.03		$21.36	$24.41	$29.17	$23.21	$22.62	$20.55		$19.99	$23.11	$27.97	$22.41	$22.00		$20.56		$20.00	$23.12	$27.98	$22.42	$22.01

Total Return (%) (a)	3.14	(b)	(6.98)	(6.40)	25.68	2.61	(20.96)	2.80	(b)	(7.72)	(7.10)	24.81	1.86	(21.37	)(b)	2.80	(b)	(7.72)	(7.10)	24.80	1.86	(21.55)
Ratios and Supplemental Data
Expenses to average daily net assets
With expenses waived (%)	1.30	(c)	1.30	1.30	1.30	1.26	1.22	2.05	(c)	2.05	2.05	2.05	2.01	1.98	(c)	2.05	(c)	2.05	2.05	2.05	2.01	1.97
Without expenses waived (%)	1.47	(c)	1.34	1.33	1.30	1.26	1.22	2.22	(c)	2.09	2.08	2.05	2.01	1.98	(c)	2.22	(c)	2.09	2.08	2.05	2.01	1.97
Net investment income (loss) to average daily net assets (%)	(0.83	)(c)	0.06	(0.42)	(0.44)	(0.18)	(0.22)	(1.58	)(c)	(0.64)	(1.17)	(1.19)	(0.95)	(0.93	)(c)	(1.58	)(c)	(0.66)	(1.17)	(1.18)	(0.94)	(0.96)
Portfolio turnover rate (%)	22		54	85	85	42	52	22		54	85	85	42	52		22		54	85	85	42	52
Net assets, end of period ($ millions)	83		83	92	107	125	174	10		10	10	10	9	9		43		43	44	51	61	84

*	Per share amounts have been calculated using the monthly average share method.
†	For the period January 2, 1998 (commencement of Class B shares) to October 31, 1998.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Technology Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares *						Class B Shares *						Class C Shares *
	For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31				For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31				For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31
			2002	2001	2000†				2002	2001	2000†				2002	2001	2000†
Net asset value, beginning of period	$4.42		$6.64	$17.43	$14.29		$4.32		$6.53	$17.31	$14.29		$4.32		$6.53	$17.30	$14.29

Income from Investment Operations:
Net investment loss	(0.03)		(0.10)	(0.13)	(0.26)		(0.04)		(0.14)	(0.21)	(0.40)		(0.04)		(0.14)	(0.20)	(0.40)
Net realized and unrealized gain (loss) on investments	0.26		(2.12)	(9.70)	3.40		0.25		(2.07)	(9.61)	3.42		0.25		(2.07)	(9.61)	3.41

Total from Investment Operations	0.23		(2.22)	(9.83)	3.14		0.21		(2.21)	(9.82)	3.02		0.21		(2.21)	(9.81)	3.01

Less Distributions:
Distributions from net realized gains	—		—	(0.96)	—		—		—	(0.96)	—		—		—	(0.96)	—

Net asset value, end of period	$4.65		$4.42	$6.64	$17.43		$4.53		$4.32	$6.53	$17.31		$4.53		$4.32	$6.53	$17.30

Total Return (%) (a)	5.43	(b)	(33.43)	(58.84)	21.97	(b)	4.86	(b)	(33.84)	(59.21)	21.13	(b)	4.86	(b)	(33.84)	(59.19)	21.06	(b)
Ratios and Supplemental Data
Expenses to average daily net assets
With expenses waived (%)	1.65	(c)	1.65	1.65	1.62	(c)	2.40	(c)	2.40	2.40	2.37	(c)	2.40	(c)	2.40	2.40	2.37	(c)
Without expenses waived (%)	2.93	(c)	2.09	1.77	1.62	(c)	3.68	(c)	2.84	2.52	2.37	(c)	3.68	(c)	2.84	2.52	2.37	(c)
Net investment loss to average daily net assets (%)	(1.11	)(c)	(1.55)	(1.36)	(1.37	)(c)	(1.86	)(c)	(2.30)	(2.11)	(2.12	)(c)	(1.86	)(c)	(2.30)	(2.11)	(2.12	)(c)
Portfolio turnover rate (%)	150		243	555	441		150		243	555	441		150		243	555	441
Net assets, end of period ($ millions)	10		11	23	65		4		5	9	24		7		7	14	40

*	Per share amounts have been calculated using the monthly average share method.
†	For the period November 18, 1999 (commencement of operations) to October 31, 2000.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust—Value Equity Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares *							Class B Shares *								Class C Shares *
	For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31					For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31						For the Six-Month Period Ended April 30, 2003 (unaudited)		For the Fiscal Years Ended October 31
			2002	2001	2000	1999	1998			2002	2001	2000	1999	1998†				2002	2001	2000	1999	1998
Net asset value, beginning of period	$13.43		$16.99	$20.49	$18.33	$18.56	$24.27	$13.15		$16.70	$20.16	$18.06	$18.29	$19.60		$13.16		$16.69	$20.16	$18.06	$18.28	$23.98

Income from Investment Operations:
Net investment income (loss)	0.05		0.10	0.19	0.21	0.12	0.15	—		(0.02)	0.02	0.07	(0.02)	0.02		—		(0.02)	0.04	0.07	(0.02)	—
Net realized and unrealized gain (loss) on investments	0.32		(3.59)	(2.42)	2.48	(0.07)	(0.76)	0.31		(3.53)	(2.35)	2.45	(0.08)	(1.33)		0.31		(3.51)	(2.38)	2.45	(0.07)	(0.75)

Total from Investment Operations	0.37		(3.49)	(2.23)	2.69	0.05	(0.61)	0.31		(3.55)	(2.33)	2.52	(0.10)	(1.31)		0.31		(3.53)	(2.34)	2.52	(0.09)	(0.75)

Less Distributions:
Dividends from net investment income	(0.07)		(0.07)	(0.30)	(0.11)	(0.16)	(0.20)	—		—	(0.16)	—	(0.01)	—		—		—	(0.16)	—	(0.01)	(0.05)
Distributions from net realized gains	—		—	(0.97)	(0.42)	(0.12)	(4.90)	—		—	(0.97)	(0.42)	(0.12)	—		—		—	(0.97)	(0.42)	(0.12)	(4.90)

Total Distributions	(0.07)		(0.07)	(1.27)	(0.53)	(0.28)	(5.10)	—		—	(1.13)	(0.42)	(0.13)	—		—		—	(1.13)	(0.42)	(0.13)	(4.95)

Net asset value, end of period	$13.73		$13.43	$16.99	$20.49	$18.33	$18.56	$13.46		$13.15	$16.70	$20.16	$18.06	$18.29		$13.47		$13.16	$16.69	$20.16	$18.06	$18.28

Total Return (%) (a)	2.79	(b)	(20.63)	(11.57)	15.13	0.24	(3.52)	2.36	(b)	(21.16)	(12.21)	14.28	(0.56)	(6.68	)(b)	2.36	(b)	(21.15)	(12.26)	14.28	(0.50)	(4.27)
Ratios and Supplemental Data
Expenses to average daily net assets
With expenses waived (%)	1.45	(c)	1.45	1.45	1.45	1.45	1.45	2.20	(c)	2.20	2.20	2.20	2.20	2.20	(c)	2.20	(c)	2.20	2.20	2.20	2.20	2.20
Without expenses waived (%)	2.14	(c)	1.72	1.69	1.72	1.70	1.58	2.89	(c)	2.47	2.44	2.47	2.45	2.33	(c)	2.89	(c)	2.47	2.44	2.47	2.45	2.33
Net investment income (loss) to average daily net assets (%)	0.77	(c)	0.60	0.94	1.14	0.63	0.74	0.02	(c)	(0.14)	0.11	0.40	(0.13)	0.15	(c)	0.02	(c)	(0.15)	0.18	0.40	(0.12)	(0.01)
Portfolio turnover rate (%)	24		66	76	95	137	132	24		66	76	95	137	132		24		66	76	95	137	132
Net assets, end of period ($ millions)	9		10	13	13	15	18	2		2	2	1	1	1		10		10	13	12	12	14

*	Per share amounts have been calculated using the monthly average share method.
†	For the period January 2, 1998 (commencement of Class B shares) to October 31, 1998.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

Heritage Series Trust

Notes to Financial Statements

(unaudited)

Note 1:	Significant Accounting Policies. Heritage Series Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in seven series, the Aggressive Growth Fund, the Growth Equity Fund, the International Equity Fund, the Mid Cap Stock Fund, the Small Cap Stock Fund, the Technology Fund and the Value Equity Fund (each, a “Fund” and collectively, the “Funds”). The Aggressive Growth Fund primarily seeks long-term capital appreciation by investing in equity securities of companies that may have significant growth potential. The Growth Equity Fund primarily seeks growth through long-term capital appreciation. The International Equity Fund primarily seeks capital appreciation through investments in a portfolio of international equity securities. The Mid Cap Stock Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with medium market capitalization. The Small Cap Stock Fund seeks long-term capital appreciation by investing principally in the equity securities of companies with small market capitalization. The Technology Fund seeks long-term capital appreciation through equity investments in companies that rely extensively on technology in their processes, products or services or may be expected to benefit from technological advances and improvements in industry, manufacturing and commerce. The Value Equity Fund primarily seeks long-term capital appreciation and, secondarily, seeks current income. The Funds currently offer Class A, Class B and Class C shares. Class A shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class A share investments greater than $1 million, where a maximum sales charge is waived, may be subject to a maximum contingent deferred sales charge of 1% upon redemptions made in less than 18 months of purchase. Class B shares are sold subject to a 5% maximum contingent deferred sales charge (based on the lower of purchase price or redemption price), declining over a six-year period. Class C shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: Each Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded or the Nasdaq Stock Market. Effective April 14, 2003, each Fund valued investment securities traded on the Nasdaq Stock Market at the NASDAQ official closing price. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the International Equity Fund calculates its daily net asset value per share. Although the International Equity Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

Foreign Currency Transactions: The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International Equity Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from foreign currency transactions include gains and

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Forward Foreign Currency Contracts: The International Equity Fund is authorized to enter into forward foreign currency contracts for the purpose of hedging against exchange risk arising from current or anticipated investments in securities denominated in foreign currencies and to enhance total return. Forward foreign currency contracts are valued at the contractual forward rate and are marked-to-market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed the gain or loss is realized. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Net Realized Gains: Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

Written Options: When a Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is based on the last offering price on the principal exchange on which such option is traded. The Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in stock value above the exercise price of the option. If an option that a Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that a Fund has written is exercised, the Fund realizes a capital gain or loss

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. There were no covered call options writing in any of the Funds during the six-month period ended April 30, 2003.

Purchased Options: Certain Funds of the Trust are authorized to enter into options contracts to manage exposure to market, interest rate or currency fluctuations. Contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with the use of options is imperfect correlation between the change in the value of the options and the market value of the security held, possibility of an illiquid market and the inability of the counter-party to meet the terms of their contracts.

Expenses: Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets.

Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Note 2:	Fund Shares. At April 30, 2003, there were an unlimited number of shares of beneficial interest of no par value authorized.

Aggressive Growth Fund

Transactions in Class A, B and C shares of the Fund during the six-month period ended April 30, 2003, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	858,783	$16,099,819	104,248	$1,882,918	297,987	$5,382,875
Shares redeemed	(619,439)	(11,447,437)	(97,830)	(1,722,871)	(231,243)	(4,092,484)

Net increase	239,344	$4,652,382	6,418	$160,047	66,744	$1,290,391

Shares outstanding:
Beginning of period	2,261,857		892,450		2,052,367

End of period	2,501,201		898,868		2,119,111

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

Transactions in Class A, B and C shares of the Fund during the fiscal year ended October 31, 2002, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,387,441	$28,817,295	215,100	$4,292,389	753,582	$15,290,390
Shares redeemed	(1,220,214)	(24,397,792)	(173,848)	(3,188,686)	(394,586)	(7,440,698)

Net increase	167,227	$4,419,503	41,252	$1,103,703	358,996	$7,849,692

Shares outstanding:
Beginning of fiscal year	2,094,630		851,198		1,693,371

End of fiscal year	2,261,857		892,450		2,052,367

Growth Equity Fund

Transactions in Class A, B and C shares of the Fund during the six-month period ended April 30, 2003, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,419,475	$31,246,024	80,306	$1,664,863	432,398	$8,912,310
Shares redeemed	(802,503)	(17,347,039)	(161,157)	(3,285,189)	(464,745)	(9,402,547)

Net increase (decrease)	616,972	$13,898,985	(80,851)	$(1,620,326)	(32,347)	$(490,237)

Shares outstanding:
Beginning of period	5,292,262		1,276,745		3,779,380

End of period	5,909,234		1,195,894		3,747,033

Transactions in Class A, B and C shares of the Fund during the fiscal year ended October 31, 2002, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,153,057	$80,444,840	413,063	$10,843,949	1,309,395	$33,157,137
Shares redeemed	(1,269,747)	(31,972,979)	(705,318)	(17,126,636)	(1,126,136)	(26,891,255)

Net increase (decrease)	1,883,310	$48,471,861	(292,255)	$(6,282,687)	183,259	$6,265,882

Shares outstanding:
Beginning of fiscal year	3,408,952		1,569,000		3,596,121

End of fiscal year	5,292,262		1,276,745		3,779,380

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

International Equity Fund

Transactions in Class A, B and C shares of the Fund during the six-month period ended April 30, 2003, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,711,812	$24,738,508	21,175	$295,840	371,546	$5,128,353
Shares redeemed	(1,281,764)	(18,571,609)	(6,676)	(93,009)	(167,183)	(2,315,072)

Net increase	430,048	$6,166,899	14,499	$202,831	204,363	$2,813,281

Shares outstanding:
Beginning of period	491,470		45,656		818,499

End of period	921,518		60,155		1,022,862

Transactions in Class A, B and C shares and Eagle Class shares of the Fund during the fiscal year ended October 31, 2002, were as follows:

	Class A Shares		Class B Shares		Class C Shares		Eagle Class Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	674,772	$10,296,015	28,686	$441,697	193,879	$2,811,186	2,440	$40,531
Shares issued (redeemed) in exchange*	—	—	—	—	574,875	9,146,268	(567,739)	(9,146,268)
Shares redeemed	(481,258)	(7,548,865)	(16,121)	(253,793)	(230,879)	(3,400,374)	(280,802)	(4,708,456)

Net increase (decrease)	193,514	$2,747,150	12,565	$187,904	537,875	$8,557,080	(846,101)	$(13,814,193)

Shares outstanding:
Beginning of fiscal year	297,956		33,091		280,624		846,101

End of fiscal year	491,470		45,656		818,499		—

*	Effective July 1, 2002, Eagle Class shares of the International Equity Fund were discontinued and redesignated as Class C shares.

Mid Cap Stock Fund

Transactions in Class A, B and C shares of the Fund during the six-month period ended April 30, 2003, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,165,196	$38,957,135	385,702	$6,631,094	1,318,602	$22,653,001
Shares redeemed	(2,264,943)	(40,424,106)	(282,040)	(4,799,902)	(652,164)	(11,043,179)

Net increase (decrease)	(99,747)	$(1,466,971)	103,662	$1,831,192	666,438	$11,609,822

Shares outstanding:
Beginning of period	9,670,917		2,261,021		5,782,527

End of period	9,571,170		2,364,683		6,448,965

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

Transactions in Class A, B and C shares of the Fund during the fiscal year ended October 31, 2002, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,448,199	$229,481,331	1,940,308	$40,739,008	5,203,058	$109,311,505
Shares issued on reinvestment of distributions	87,091	1,854,169	23,995	491,891	53,659	1,100,545
Shares redeemed	(3,632,014)	(73,372,252)	(393,636)	(7,441,666)	(1,072,584)	(19,799,034)

Net increase	6,903,276	$157,963,248	1,570,667	$33,789,233	4,184,133	$90,613,016

Shares outstanding:
Beginning of fiscal year	2,767,641		690,354		1,598,394

End of fiscal year	9,670,917		2,261,021		5,782,527

Small Cap Stock Fund

Transactions in Class A, B and C shares of the Fund during the six-month period ended April 30, 2003, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	435,255	$9,014,381	39,299	$782,726	148,199	$2,946,417
Shares redeemed	(578,693)	(12,004,810)	(82,751)	(1,609,907)	(202,270)	(3,936,984)

Net decrease	(143,438)	$(2,990,429)	(43,452)	$(827,181)	(54,071)	$(990,567)

Shares outstanding:
Beginning of period	3,897,011		523,186		2,137,734

End of period	3,753,573		479,734		2,083,663

Transactions in Class A, B and C shares of the Fund during the fiscal year ended October 31, 2002, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	954,775	$24,759,249	163,107	$4,102,166	572,108	$14,144,629
Shares issued on reinvestment of distributions	227,691	5,760,572	27,662	659,463	125,021	2,981,754
Shares redeemed	(1,060,984)	(26,451,688)	(95,063)	(2,149,933)	(482,934)	(10,504,811)

Net increase	121,482	$4,068,133	95,706	$2,611,696	214,195	$6,621,572

Shares outstanding:
Beginning of fiscal year	3,775,529		427,480		1,923,539

End of fiscal year	3,897,011		523,186		2,137,734

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

Technology Fund

Transactions in Class A, B and C shares of the Fund during the six-month period ended April 30, 2003, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	78,481	$363,421	37,246	$169,955	83,725	$384,222
Shares redeemed	(421,917)	(1,947,838)	(173,762)	(779,104)	(209,232)	(947,032)

Net decrease	(343,436)	$(1,584,417)	(136,516)	$(609,149)	(125,507)	$(562,810)

Shares outstanding:
Beginning of period	2,591,308		1,065,462		1,731,135

End of period	2,247,872		928,946		1,605,628

Transactions in Class A, B and C shares of the Fund during the fiscal year ended October 31, 2002, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	408,673	$2,904,312	87,557	$572,358	228,318	$1,534,341
Shares redeemed	(1,316,556)	(8,447,226)	(408,997)	(2,474,443)	(638,792)	(3,920,123)

Net decrease	(907,883)	$(5,542,914)	(321,440)	$(1,902,085)	(410,474)	$(2,385,782)

Shares outstanding:
Beginning of fiscal year	3,499,191		1,386,902		2,141,609

End of fiscal year	2,591,308		1,065,462		1,731,135

Value Equity Fund

Transactions in Class A, B and C shares of the Fund during the six-month period ended April 30, 2003, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	30,274	$407,113	15,394	$206,682	32,720	$427,039
Shares issued on reinvestment of distributions	3,662	49,255	—	—	—	—
Shares redeemed	(72,521)	(954,577)	(20,908)	(273,960)	(101,680)	(1,321,237)

Net decrease	(38,585)	$(498,209)	(5,514)	$(67,278)	(68,960)	$(894,198)

Shares outstanding:
Beginning of period	721,505		138,507		787,305

End of period	682,920		132,993		718,345

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

Transactions in Class A, B and C shares of the Fund during the fiscal year ended October 31, 2002, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	127,677	$2,148,447	40,389	$666,782	172,819	$2,790,655
Shares issued on reinvestment of distributions	3,001	54,462	—	—	—	—
Shares redeemed	(182,505)	(2,898,464)	(43,642)	(695,371)	(186,476)	(2,893,194)

Net decrease	(51,827)	$(695,555)	(3,253)	$(28,589)	(13,657)	$(102,539)

Shares outstanding:
Beginning of fiscal year	773,332		141,760		800,962

End of fiscal year	721,505		138,507		787,305

Note 3:	Purchases and Sales of Securities. For the six-month period ended April 30, 2003, purchases and sales of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

	Investment Securities
	Purchases	Sales
Aggressive Growth Fund	$82,715,221	$75,251,010
Growth Equity Fund	200,886,083	188,352,472
International Equity Fund	17,796,725	6,561,005
Mid Cap Stock Fund	275,606,992	266,010,202
Small Cap Stock Fund	28,503,368	33,159,707
Technology Fund	28,187,444	36,081,349
Value Equity Fund	4,851,634	6,647,255

Note 4:	Management, Subadvisory, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administrative Agreements with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Funds agree to pay to the Manager the following annual fee as a percentage of each Fund’s average daily net assets, which is computed daily and payable monthly.

	Initial Management Fee	Break Point	Subsequent Management Fee
Aggressive Growth Fund (a)	1.00%	$50 million	0.75%
Growth Equity Fund	0.75%	None	—
International Equity Fund (a)	1.00%	$100 million	0.80%
Mid Cap Stock Fund	0.75%	None	—
Small Cap Stock Fund (a)	1.00%	$50 million	0.75%
Technology Fund (a)	1.00%	$100 million	0.75%
Value Equity Fund	0.75%	None	—
(a)	The Aggressive Growth Fund, International Equity Fund, Small Cap Stock Fund and Technology Fund have a management fee break point. When average daily net assets exceed each Fund’s respective break point, the management fee is reduced to the subsequent management fee on those assets greater than the breakpoint.

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

The Manager contractually waives its management fee and, if necessary, will reimburse each Fund to the extent that Class A, B and C shares annual operating expenses exceed that Fund’s average daily net assets attributable to that class for the 2003 fiscal year as follows:

	Class A Shares	Class B and Class C Shares
Aggressive Growth Fund	1.60%	2.35%
Growth Equity Fund	1.35%	2.10%
International Equity Fund	1.78%	2.53%
Mid Cap Stock Fund	1.55%	2.30%
Small Cap Stock Fund	1.30%	2.05%
Technology Fund	1.65%	2.40%
Value Equity Fund	1.45%	2.20%

If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the fiscal years ending October 31, 2005, 2004 and 2003, respectively, each Fund may be required to pay the Manager a portion or all of the waived management fees for the following funds in the amount indicated.

	For the Fiscal Years Ended
	2005	2004	2003
International Equity Fund	$109,101	$194,088	$87,461
Small Cap Stock Fund	110,864	57,887	49,059
Technology Fund	114,400	172,316	85,136
Value Equity Fund	72,495	77,027	71,232

On July 1, 2002, the Manager entered into a subadvisory agreement with Julius Baer Investment Management Inc. (“Julius Baer”) to provide to the International Equity Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for an annualized fee payable by the Manager equal to 0.45% of the International Equity Fund’s average daily net assets on the first $100 million of net assets and 0.40% thereafter without regard to any reduction due to the imposition of expense limitations.

The Manager entered into a subadvisory agreement with Osprey Partners Investment Management, LLC (“Osprey”) to provide to the Value Equity Fund investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and other services for a fee payable by the Manager equal to 0.32% of the Value Equity Fund’s average daily net assets. Effective May 18, 1999, all of the assets of the Value Equity Fund were allocated to Osprey. Eagle Asset Management, Inc. (“Eagle”), serves as an additional subadviser to the Fund. However, the Manager currently has not allocated any assets of the Fund to Eagle.

The Manager has entered into agreements with Eagle (with respect to the Aggressive Growth Fund, Growth Equity Fund, Mid Cap Stock Fund, the Technology Fund and the Value Equity Fund) and with Eagle and Awad Asset Management, Inc. (with respect to the Small Cap Stock Fund) to provide investment advice, portfolio management services including the placement of brokerage orders and certain compliance and other services for a fee payable by the Manager equal to 0.50% of the Fund’s average daily net assets without regard to any reduction due to the imposition of expense limitations.

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

Total front end and contingent deferred sales charges received by Raymond James & Associates, Inc. (the “Distributor”) for the six-month period ended April 20, 2003, were as follows.

	Front-end Sales Charge	Contingent Deferred Sales Charge
	Class A Shares	Class A Shares	Class B Shares	Class C Shares
Aggressive Growth Fund .	$56,679	$—	$27,438	$3,836
Growth Equity Fund .	79,834	—	57,588	7,025
International Equity Fund .	16,105	35,683	1,323	390
Mid Cap Stock Fund	277,227	992	106,744	26,452
Small Cap Stock Fund .	44,888	27	22,143	1,914
Technology Fund	7,317	—	14,106	498
Value Equity Fund	8,029	—	3,497	453

The Distributor paid sales commission to salespersons from these fees and incurred other distribution costs.

Total agency brokerage commissions paid by the Funds and agency brokerage commissions paid directly to the Distributor for the six-month period ended April 30, 2003, were as follows.

	Total Agency Brokerage Commissions	Paid To Raymond James & Associates, Inc.
Aggressive Growth Fund	$372,671	$6,500
Growth Equity Fund	613,444	—
International Equity Fund	47,072	—
Mid Cap Stock Fund	1,062,362	—
Small Cap Stock Fund	182,613	9,845
Technology Fund	178,644	—
Value Equity Fund	18,536	—

Pursuant to a plan in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Trust is authorized to pay the Distributor a fee pursuant to the Class A shares Distribution Plan of up to 0.35% of the average daily net assets. However, at the present time the Board of Trustees has authorized payments of only 0.25% of average daily net assets. Under the Class B and Class C Distribution Plans, the Trust may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. Class B shares will convert to Class A shares eight years after the end of the calendar month in which the shareholder’s order to purchase the Class B shares was accepted. The Manager, Eagle, Awad Asset Management, Inc. and the Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

The Manager also is the Fund Accountant and Shareholder Servicing Agent for the Aggressive Growth Fund, the Growth Equity Fund, the Mid Cap Stock Fund, the Small Cap Stock Fund, the Technology Fund and the Value Equity Fund. In addition, the Manager is the Shareholder Servicing Agent for the International Equity Fund.

Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Growth and Income Trust and Heritage Income Trust, investment companies that also

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

are advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds that is not an employee of the Manager or employee of an affiliate of the Manager receives an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees’ fees and expenses are paid equally by each of the Heritage Mutual Funds. For the six-month period ended April 30, 2003, the Funds paid the Trustees an aggregate amount of $40,383 in fees.

Note 5:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent; they are charged or credited to paid in capital or accumulated net realized loss, as appropriate, in the period that the differences arise. These reclassifications have no effect on net assets or net asset value per share.

Aggressive Growth Fund:

For the fiscal year ended October 31, 2002, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund increased (credited) accumulated net investment loss and decreased (debited) paid in capital $1,585,788. The Fund has a net tax basis capital loss carryforward of $14,590,069. No capital loss carryforwards were utilized in the fiscal year ended October 31, 2002. Capital loss carryforwards in the amount of $14,426,049 and $164,020 may be applied to any net taxable gains until their expiration dates in 2009 and 2010, respectively.

Growth Equity Fund:

For the fiscal year ended October 31, 2002, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund increased (credited) accumulated net investment loss and decreased (debited) paid in capital $1,880,132. The Fund has a net tax basis capital loss carryforward of $124,197,177. No capital loss carryforwards were utilized in the fiscal year ended October 31, 2002. Capital loss carryforwards in the amount of $70,943,635 and $53,253,542 may be applied to any net taxable gains until their expiration dates in 2009 and 2010, respectively.

International Equity Fund:

For the fiscal year ended October 31, 2002, to reflect reclassifications arising from permanent book/tax differences primarily attributable to foreign currency losses and a net operating loss, the Fund increased (credited) accumulated net investment loss $230,110, increased (credited) accumulated net realized loss $3,852 and decreased (debited) paid in capital $233,962. The Fund has a net tax basis capital loss carryforward of $8,831,337. No capital loss carryforwards were utilized in the fiscal year ended October 31, 2002. Capital loss carryforwards in the amount of $5,094,788 and $3,736,549 may be applied to any net taxable gains until their expiration dates in 2009 and 2010, respectively.

Mid Cap Stock Fund:

For the fiscal year ended October 31, 2002, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund increased (credited) accumulated net investment loss $3,162,336, increased (credited) accumulated net realized loss $3,908 and decreased (debited) paid in capital $3,166,244. The Fund has a net tax basis capital loss carryforward of $47,307,633 which may be applied against any realized net taxable gains until their expiration date of October 31, 2010. No capital loss carryforwards were utilized in the fiscal year ended October 31, 2002.

Heritage Series Trust

Notes to Financial Statements

(unaudited)

(continued)

Small Cap Stock Fund:

For the fiscal year ended October 31, 2002, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund increased (credited) undistributed net investment income $350,092, increased (credited) accumulated net realized loss $7,609 and decreased (debited) paid in capital $357,701. The Fund has a net tax basis capital loss carryforward of $2,818,797 which may be applied against any realized net taxable gains until their expiration date of October 31, 2010. No capital loss carryforwards were utilized in the fiscal year ended October 31, 2002.

Technology Fund:

For the fiscal year ended October 31, 2002, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund increased (credited) undistributed net investment income and decreased (debited) paid in capital $763,533. The Fund has a net tax basis capital loss carryforward of $79,271,634. No capital loss carryforwards were utilized in the fiscal year ended October 31, 2002. Capital loss carryforwards in the amount of $64,484,108 and $14,787,526 may be applied to any net taxable gains until their expiration dates in 2009 and 2010, respectively.

Value Equity Fund:

The Fund has a net tax basis capital loss carryforward of $5,880,819. No capital loss carryforwards were utilized in the fiscal year ended October 31, 2002. Capital loss carryforwards in the amount of $7,985 and $5,872,834 may be applied to any net taxable gains until their expiration dates in 2009 and 2010, respectively.

For income tax purposes, distributions paid during the fiscal years ended October 31, 2002 and 2001 were as follows:

	Ordinary Income		Long-Term Capital Gains
	2002	2001	2002	2001
Aggressive Growth Fund	$—	$13,993,302	$—	$—
Growth Equity Fund	—	39,702,630	—	16,111,856
International Equity Fund	—	214,187	—	3,472,928
Mid Cap Stock Fund	1,892,820	5,731,657	1,694,243	1,497,103
Small Cap Stock Fund	—	13,920,785	9,686,446	3,115,489
Technology Fund	—	7,144,895	—	—
Value Equity Fund	56,999	1,494,487	—	—

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards
Aggressive Growth Fund	$—	$(14,590,069)
Growth Equity Fund	—	(124,197,177)
International Equity Fund	—	(8,831,337)
Mid Cap Stock Fund	—	(47,307,633)
Small Cap Stock Fund	—	(2,818,797)
Technology Fund	—	(79,271,634)
Value Equity Fund	45,963	(5,880,819)

Heritage Series Trust

Descriptions of Indices

Goldman Sachs Technology Index—is a modified capitalization-weighted index of selected technology stocks.

Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index)—is an unmanaged index that is generally considered representative of international stocks in 47 developed and emerging markets.

Russell 1000 Index—measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index—represents large capitalization value stocks which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index—is an unmanaged index comprised of 2,000 small-cap companies which generally involve greater risks with an average market capitalization of $590 million as of June 30, 2002.

Russell 2000 Growth Index—represents small capitalization growth stocks which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)—is an unmanaged index of 500 widely-held large stocks that are considered representative of the U.S. stock market.

Standard & Poor’s MidCap 400 Index—is an unmanaged index consisting of 400 mid-sized domestic companies chosen for market size, liquidity and industry group representation.

Keep in mind that individuals cannot invest directly in any index, and index performance does not include transaction costs or other fees, which will affect actual investment performance.

Heritage Family of Funds™

The Intelligent Creation of Wealth

Heritage
FAMILY OF FUNDS™

Raymond James & Associates, Inc., Distributor
Member New York Stock Exchange/SIPC
880 Carillon Parkway
St. Petersburg, FL 33716
(727) 573-8143 ■ (800) 421-4184
www.heritagefunds.com

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

We are pleased that many of you are also investors in Heritage Family of Funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800)-421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Series Trust. It may also be used as sales literature when preceded or accompanied by a prospectus.

82M 04/03 Copyright 2003 Heritage Asset Management, Inc.

Item 2. Code of Ethics

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 3. Audit Committee Financial Expert

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 4. Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable to the registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the Principal Executive Officer and Treasurer of the Trust have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Trust is accumulated and communicated to the Trust’s management to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

(a)	Form N-CSR disclosure requirement not yet effective with respect to registrant.

(b)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto. The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 26, 2003	HERITAGE SERIES TRUST

/s/ K.C. CLARK
K.C. Clark Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 26, 2003

/s/ K.C. CLARK
K.C. Clark Executive Vice President and Principal Executive Officer

Date: June 26, 2003

/s/ ANDREA N. MULLINS
Andrea N. Mullins Treasurer

HERITAGE SERIES TRUST

FORM N-CSR

Exhibit 10(b)(i)

CERTIFICATIONS

I, K.C. Clark, certify that:

1. I have reviewed this report on Form N-CSR of Heritage Series Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial information included in this report, and the financial statements on which the financial information is based, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant’s other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant’s ability to record, process, summarize, and report financial data and have identified for the registrant’s auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls; and

6. The registrant’s other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: June 26, 2003

/s/ K.C. CLARK
K.C. Clark Executive Vice President and Principal Executive Officer

HERITAGE SERIES TRUST

FORM N-CSR

Exhibit 10(b)(ii)

CERTIFICATIONS

I, Andrea N. Mullins, certify that:

1. I have reviewed this report on Form N-CSR of Heritage Series Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial information included in this report, and the financial statements on which the financial information is based, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant’s other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant’s ability to record, process, summarize, and report financial data and have identified for the registrant’s auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls; and

6. The registrant’s other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: June 26, 2003

/s/ ANDREA N. MULLINS
Andrea N. Mullins Treasurer